                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04782

                               HSBC INVESTOR FUNDS

                           HSBC Investments (USA) Inc.
                                452 Fifth Avenue
                               New York, NY 10018

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

Registrant's telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
Section 3507.

Item 1. Schedule of Investments.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

HSBC Investor Intermediate Duration Fixed Income Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)
                                                                       Value($)
                                                                      ----------
Investment in Affiliated Investment Company - 100.2%

HSBC Investor Intermediate Duration Fixed Income Portfolio            19,202,703
                                                                      ----------

Total Investments - 100.2%                                            19,202,703
                                                                      ==========

----------
Percentages indicated are based on net assets at July 31, 2006.

See notes to Schedules of Portfolio Investments.

HSBC Investor Core Plus Fixed Income Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)
                                                                       Value($)
                                                                      ----------
Investment in Affiliated Investment Company - 100.4%

HSBC Investor Core Plus Fixed Income Portfolio                        17,426,750
                                                                      ----------

Total Investments - 100.4%                                            17,426,750
                                                                      ==========

----------
Percentages indicated are based on net assets at July 31, 2006.

See notes to Schedules of Portfolio Investments.

HSBC Investor High Yield Fixed Income Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                       Value($)
                                                                      ----------
Investment in Affiliated Investment Company - 100.0%

HSBC Investor High Yield Fixed Income Portfolio                        9,116,359
                                                                      ----------

Total Investments - 100.0%                                             9,116,359
                                                                      ==========

----------
Percentages indicated are based on net assets at July 31, 2006.

See notes to Schedules of Portfolio Investments.

HSBC Investor Growth Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                       Value($)
                                                                      ----------
Investment in Affiliated Investment Company - 100.0%

HSBC Investor Growth Portfolio                                        37,436,173
                                                                      ----------

Total Investments - 100.0%                                            37,436,173
                                                                      ==========

----------
Percentages indicated are based on net assets at July 31, 2006.

See notes to Schedules of Portfolio Investments.

HSBC Investor Value Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                       Value($)
                                                                      ----------
Investment in Affiliated Investment Company - 100.0%

HSBC Investor Value Portfolio                                         43,020,786
                                                                      ----------

Total Investments - 100.0%                                            43,020,786
                                                                      ==========

----------
Percentages indicated are based on net assets at July 31, 2006.

See notes to Schedules of Portfolio Investments.

HSBC Investor Overseas Equity Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                       Value($)
                                                                      ----------
Investment in Affiliated Investment Company - 99.9%

HSBC Investor International Equity Portfolio                          25,227,038
                                                                      ----------

Total Investments - 99.9%                                             25,227,038
                                                                      ==========

----------
Percentages indicated are based on net assets at July 31, 2006.

See notes to Schedules of Portfolio Investments.

HSBC Investor Opportunity Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                       Value($)
                                                                      ----------
Investment in Affiliated Investment Company - 100.0%

HSBC Investor Small Cap Equity Portfolio                              27,980,525
                                                                      ----------

Total Investments - 100.0%                                            27,980,525
                                                                      ==========

----------
Percentages indicated are based on net assets at July 31, 2006.

See notes to Schedules of Portfolio Investments.

HSBC Investor Aggressive Growth Strategy Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                       Value($)
                                                                      ----------
Investment in Affiliated Investment Companies - 99.5%

HSBC Investor International Equity Portfolio                           1,314,189
HSBC Investor Small Cap Equity Portfolio                               1,947,102
HSBC Investor Value Portfolio                                          1,194,981
HSBC Investor Growth Portfolio                                         1,190,296

                                                          Shares
                                                          ------
HSBC Investor Money Market Fund Class Y Shares *          56,143          56,143
                                                                      ----------

Total Investments - 99.5%                                              5,702,711
                                                                      ==========

----------
Percentages indicated are based on net assets at July 31, 2006.

* Cost for the HSBC Money Market Fund Class Y is $56,143.

See notes to Schedules of Portfolio Investments.

HSBC Investor Growth Strategy Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                       Value($)
                                                                      ----------
Investment in Affiliated Investment Companies - 99.6%

HSBC Investor Core Plus Fixed Income Portfolio                         2,648,067
HSBC Investor International Equity Portfolio                           3,579,450
HSBC Investor Small Cap Equity Portfolio                               3,587,331
HSBC Investor High Yield Fixed Income Portfolio                          352,329
HSBC Investor Value Portfolio                                          3,742,734
HSBC Investor Growth Portfolio                                         3,727,941

                                                          Shares
                                                         -------
HSBC Investor Money Market Fund Class Y Shares*          175,838         175,838
                                                                      ----------

Total Investments - 99.6%                                             17,813,691
                                                                      ==========

----------
Percentages indicated are based on net assets at July 31, 2006.

* Cost for HSBC Money Market Fund Class Y is $175,838

See notes to Schedules of Portfolio Investments.

HSBC Investor Moderate Growth Strategy Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                       Value($)
                                                                      ----------
Investment in Affiliated Investment Companies - 99.9%

HSBC Investor Core Plus Fixed Income Portfolio                         5,010,110
HSBC Investor International Equity Portfolio                           2,930,045
HSBC Investor Small Cap Equity Portfolio                               2,153,489
HSBC Investor High Yield Fixed Income Portfolio                          961,457
HSBC Investor Value Portfolio                                          3,501,487
HSBC Investor Growth Portfolio                                         3,681,462

                                                         Shares
                                                       ---------
HSBC Investor Money Market Fund Class Y Shares*        1,152,202       1,152,202
                                                                      ----------

Total Investments - 99.9%                                             19,390,252
                                                                      ==========

----------
Percentages indicated are based on net assets at July 31, 2006.

*Cost for the HSBC Money Market Fund Class Y is $1,152,202

See notes to Schedules of Portfolio Investments.

HSBC Investor Conservative Growth Strategy Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)
                                                                       Value($)
                                                                      ----------
Investment in Affiliated Investment Companies - 94.8%

HSBC Investor Core Plus Fixed Income Portfolio                         1,284,125
HSBC Investor International Equity Portfolio                             520,743
HSBC Investor Small Cap Equity Portfolio                                 208,755
HSBC Investor High Yield Fixed Income Portfolio                          410,050
HSBC Investor Intermediate Duration Fixed Income Portfolio               154,004
HSBC Investor Value Portfolio                                            725,992
HSBC Investor Growth Portfolio                                           774,772

                                                         Shares
                                                       ---------
HSBC Investor Money Market Fund Class Y Shares*        1,075,355       1,075,355
                                                                      ----------

Total Investments - 94.8%                                              5,153,796
                                                                      ==========

----------
Percentages indicated are based on net assets at July 31, 2006.

* Cost for the HSBC Money Market Fund Class Y is $1,075,355.

See notes to Schedules of Portfolio Investments.

HSBC Investor Conservative Income Strategy Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                       Value($)
                                                                      ----------
Investment in Affiliated Investment Companies - 96.6%

HSBC Investor Core Plus Fixed Income Portfolio                           311,400
HSBC Investor International Equity Portfolio                              84,187
HSBC Investor Intermediate Duration Fixed Income Portfolio               518,695
HSBC Investor High Yield Fixed Income Portfolio                          207,160
HSBC Investor Value Portfolio                                            167,670
HSBC Investor Growth Portfolio                                           167,006

                                                        Shares
                                                       ---------
HSBC Investor Money Market Fund Class Y Shares*          621,057         621,057
                                                                      ----------

Total Investments - 96.6%                                              2,077,176
                                                                      ==========

----------
Percentages indicated are based on net assets at July 31, 2006.

*Cost for the HSBC Money Market Fund Class Y is $621,057

See notes to Schedules of Portfolio Investments.

HSBC Investor New York Tax-Free Bond Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                         Shares or
                                                         Principal
                                                         Amount($)     Value($)
                                                         ---------   ----------
Municipal Bonds - 98.1%

New York - 89.3%

Buffalo, New York Fiscal Stability                         500,000      540,710
Authority (MBIA Insured), 5.25%, 8/15/13

Corning City, New York School District                     930,000      934,966
GO (FSA Insured), 4.00%, 6/15/08

Corning City, New York School District                     790,000      817,271
GO (FSA Insured), 5.00%, 6/15/09

Grand Central New York District                            400,000      400,324
Management, 4.00%, 1/1/07

Metropolitan Transportation Authority of                 1,000,000    1,061,830
New York Revenue, 5.25%, 11/15/11

Metropolitan Transportation Authority of                 1,145,000    1,183,495
New York Revenue (FGIC Insured),
5.25%, 7/1/17, Prerefunded 7/1/08 @ 100.5

Metropolitan Transportation Authority of                 1,000,000    1,126,939
New York Revenue (FGIC Insured),
5.50%, 11/15/19

Metropolitan Transportation Authority of                 1,625,000    1,664,487
New York Revenue (FSA Insured),
5.00%, 11/15/32, Callable 11/15/12 @ 100

Metropolitan Transportation Authority of                   480,000      517,848
New York Revenue (MBIA Insured),
5.50%, 1/1/19, Callable 7/1/12 @ 100

Metropolitan Transportation Authority of                   285,000      306,287
New York Revenue, Escrowed to
Maturity, 5.75%, 7/1/13

Monroe County, New York, Airport                         1,240,000    1,302,496
Authority Revenue, AMT (MBIA
Insured), 5.625%, 1/1/10

Monroe County, New York, Airport                           750,000      820,395
Authority Revenue, AMT (MBIA
Insured), 5.75%, 1/1/14

New York City GO, 5.00%, 8/1/08                            990,000    1,012,810

New York City GO, 5.00%, 12/1/13                         1,000,000    1,058,589

New York City GO, 5.00%, 8/1/14                            200,000      212,004

New York City GO, 6.00%, 8/1/14,                           945,000      976,081
Prerefunded 8/1/07 @ 101

New York City GO, 6.00%, 8/1/14,                            55,000       56,617
Callable 8/1/07 @ 101

New York City GO, 5.00%, 8/1/15                            325,000      344,744

New York City Housing Development                          100,000      102,949
Corp. Revenue, AMT, 5.60%, 11/1/19,
Callable 11/1/09 @ 101

New York City Industrial Development                     1,000,000    1,046,470
Agency (FSA Insured), 5.00%, 11/15/19,
Callable 5/1/13 @ 100

New York City Industrial Development                     1,000,000    1,019,320
Agency, AMT, 5.00%, 1/1/09

New York City Municipal Water                            1,250,000    1,277,263
Finance Authority, 5.00%, 6/15/34,
Callable 6/15/13 @ 100

New York City Municipal Water                            1,000,000    1,025,380
Finance Authority, 5.00%, 6/15/36,
Callable 12/15/14 @ 100

New York City Transitional Finance                         400,000      420,580
Authority Revenue, 5.25%, 5/1/17,
Callable 5/1/11 @ 100

New York City Transitional Finance                       1,540,000    1,622,605
Authority Revenue, 5.25%, 2/1/29,
Callable 2/1/11 @ 100

New York City Water & Sewer Systems                      1,000,000    1,035,450
(FSA Insured), 5.00%, 6/15/29, Callable
06/15/15 @ 100

New York State Dormitory Authority                         350,000      373,793
Revenue, Cooper Union (MBIA Insured),
6.00%, 7/1/19, Callable 7/1/09 @ 101

New York State Dormitory Authority                         500,000      533,295
Revenue, Department of Health, 5.25%,
7/1/16, Callable 7/1/14 @ 100

New York State Dormitory Authority                       1,000,000    1,065,350
Revenue, Master Boces PG (FSA
Insured), 5.25%, 8/15/19, Callable
8/15/12 @ 100

New York State Dormitory Authority                         225,000      250,468
Revenue, Mental Health, 6.50%, 8/15/11

New York State Dormitory Authority                         985,000    1,011,694
Revenue, Mental Health, 5.50%, 8/15/17,
Partially Prerefunded 2/15/07 @ 102

New York State Dormitory Authority                          15,000       15,443
Revenue, Mental Health, 5.50%, 8/15/17,
Prerefunded 2/15/07 @ 102

New York State Dormitory Authority                       1,245,000    1,333,171
Revenue, Mental Health (FGIC Insured),
5.00%, 2/15/15

New York State Dormitory Authority                         750,000      793,988
Revenue, New York Presbyterian Hospital
(AMBAC Insured), 5.50%, 8/1/10

New York State Dormitory Authority                         500,000      560,435
Revenue, New York University (AMBAC
Insured), 5.50%, 7/1/18

New York State Dormitory Authority                       1,460,000    1,565,208
Revenue, NYSARC (FSA Insured),
5.25%, 7/1/18, Callable 7/1/12 @ 101

New York State Dormitory Authority                         500,000      517,635
Revenue, Rockefeller University, 5.25%,
7/1/13, Callable 7/1/08 @ 101

New York State Dormitory Authority                         595,000      608,501
Revenue, School District Board
Financing, 5.00%, 7/1/08

New York State Dormitory Authority                         500,000      503,885
Revenue, School District Rescue, 5.00%, 4/1/07

New York State Dormitory Authority                       1,300,000    1,469,298
Revenue, Sloan Kettering Institute (MBIA
Insured), 5.50%, 7/1/23

New York State Dormitory Authority,                      1,000,000    1,041,890
Personal Income Tax Revenue, 5.00%,
3/15/23, Callable 3/15/15 @ 100

New York State Environmental                             1,000,000    1,035,480
Facscorp., 5.00%, 6/15/09

New York State Environmental                               570,000      606,908
Facscorp., 5.70%, 1/15/14, Prerefunded
7/15/09 @ 101

New York State Environmental                               415,000      440,215
Facscorp., 5.70%, 1/15/14, Callable
7/15/09 @ 101

New York State Environmental                                15,000       15,971
Facscorp., 5.70%, 1/15/14, Prerefunded
7/15/09 @ 101

New York State Mortgage Agency                           1,000,000    1,023,750
Revenue, AMT, 5.60%, 10/1/14, Callable
9/1/07 @ 101.5

New York State Municipal Bond Bank                         850,000      922,293
Revenue, 5.50%, 12/1/12

New York State Thruway Authority                           300,000      303,117
Revenue, Highway & Bridge (FGIC
Insured), 5.25%, 4/1/07

New York State Thruway Authority                         1,000,000    1,083,980
Revenue, Highway & Bridge (FGIC
Insured), 5.50%, 4/1/17, Callable 4/1/11 @ 101

New York State Thruway Authority                         1,000,000    1,040,610
Revenue, Highway & Bridge (MBIA
Insured), 5.00%, 4/1/22, Callable 4/1/14 @ 100

New York State Thruway Authority,                          500,000      543,485
Personal Income Tax Revenue, 5.50%,
3/15/20, Prerefunded 3/15/12 @ 100

New York State Thruway Authority,                          645,000      686,106
Personal Income Tax Revenue (FSA
Insured), 5.00%, 3/15/13

New York State Thruway Authority,                        1,400,000    1,469,537
Personal Income Tax Revenue (MBIA
Insured), 5.00%, 3/15/19, Callable
3/15/13 @ 100

New York State Thruway Authority,                          500,000      520,010
Personal Income Tax Revenue (MBIA
Insured), 5.00%, 3/15/21, Callable
3/15/13 @ 100

New York State Thruway Authority,                        1,000,000    1,072,000
Second General Highway & Bridge
(AMBAC Insured), 5.00%, 4/1/16

New York State Thruway Authority,                        1,000,000    1,070,250
Service Contract Revenue, 5.50%, 4/1/11

New York State Urban Development                           885,000      922,064
Corp. Revenue, 5.125%,
1/1/22, Callable 7/1/14 @ 100

New York State Urban Development                           500,000      543,680
Corp. Revenue, 5.75%, 4/1/12

New York State Urban Development                         1,000,000    1,033,440
Corp. Revenue, 5.75%, 4/1/12,
Prerefunded 4/1/07 @ 102

New York State Urban Development                           175,000      184,924
Corp. Revenue, 5.125%, 1/1/25,
Prerefunded 1/1/11 @ 100

New York State Urban Development                           500,000      531,345
Corp. Revenue, Series A (MBIA Insured),
6.50%, 1/1/09

New York State Urban Development                         1,000,000    1,047,000
Corp. Revenue, Series B (FSA Insured),
5.00%, 3/15/21, Callable 3/15/15 @ 100

Onondaga County, New York Water                            300,000      315,972
Authority Revenue (FSA Insured), 5.00%,
9/15/14, Callable 9/15/10 @ 101

Onondaga County, New York Water                            665,000      698,589
Authority Revenue (FSA Insured), 5.00%,
9/15/15, Callable 9/15/10 @ 101

Port Authority of New York & New                           795,000      818,961
Jersey Revenue, 5.00%, 9/1/27, Callable
9/1/13 @ 100

Port Authority of New York & New                         1,100,000    1,222,265
Jersey Revenue, 5.375%, 3/1/28

Port Authority of New York & New                           500,000      521,040
Jersey Special Obligation Revenue, AMT
(MBIA Insured), 5.75%, 12/1/22, Callable
12/1/07 @ 102

Suffolk County, New York (FSA                              515,000      551,926
Insured), 5.25%, 5/1/12

Suffolk County, New York (FSA                              100,000      109,015
Insured), 5.25%, 5/1/15

Tobacco Settlement Corp., 5.50%,                         1,000,000    1,068,510
6/1/21, Callable 6/1/13 @ 100

Webster, New York Central School                           500,000      534,575
District GO (FSA Insured), 5.00%, 6/15/14

Yonkers New York, Series E (MBIA                           750,000      797,363
Insured), 5.00%, 12/1/14                                             ----------

                                                                     56,266,345
                                                                     ----------

Puerto Rico - 8.8%

Puerto Rico Commonwealth, Highway                        1,000,000    1,056,750
and Transportation (MBIA Insured),
5.00%, 9/15/17, Callable 3/15/14 @ 100

Puerto Rico Electric Power Authority                     1,000,000    1,103,770
Revenue (MBIA Insured), 5.25%, 7/1/22

Puerto Rico Municipal Finance Agency,                      995,000    1,033,467
5.00%, 8/1/12

Puerto Rico Public Buildings Authority                     700,000      723,310
Revenue, 5.25%, 7/1/33, Callable 7/1/14 @ 100

Puerto Rico Public Finance Corp.                         1,000,000    1,062,590
Revenue (MBIA Insured), 5.25%, 8/1/29,
Callable 7/1/10 @ 101

Puerto Rico Publishing Finance Corp.                       500,000      553,820
Revenue (AMBAC Insured), 5.375%, 6/1/18                              ----------

                                                                      5,533,707
                                                                     ----------
TOTAL MUNICIPAL BONDS (Cost $60,246,759)                             61,800,052
                                                                     ----------

Investment Companies - 1.1%

BlackRock Liquidity New York Money                         701,859      701,859
                                                                     ----------
Fund Portfolio Institutional Shares

TOTAL INVESTMENT COMPANIES (Cost $701,859)                              701,859
                                                                     ----------

TOTAL INVESTMENTS (Cost $60,948,618) - 99.2%                         62,501,911
                                                                     ==========

----------
Percentages indicated are based on net assets at July 31, 2006.

AMBAC - American Municipal Bond Assurance Corporation
AMT - Interest on security is subject to Federal Alternative Minimum Tax FGIC - Federal Guaranty Insurance Corporation
FSA - Financial Security Assurance
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association

See notes to Schedules of Portfolio Investments.

HSBC Investor Growth and Income Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                           Shares     Value($)
                                                          --------   ----------
Common Stocks - 99.4%

Aerospace & Defense - 2.5%

United Technologies Corp.                                   18,100    1,125,639
                                                                     ----------

Chemicals - 4.3%

Ecolab, Inc.                                                25,000    1,076,750
Monsanto Co.                                                20,000      859,800
                                                                     ----------
                                                                      1,936,550
                                                                     ----------

Computer Software - 3.6%

Microsoft Corp.                                             44,000    1,057,320
SanDisk Corp. (a)                                           12,000      559,920
                                                                     ----------
                                                                      1,617,240
                                                                     ----------

Computers - 3.8%

Apple Computer, Inc. (a)                                    25,000    1,699,000
                                                                     ----------

Consumer Products - 6.4%

Harley-Davidson, Inc.                                       12,000      684,000
Nike, Inc., Class B                                          9,950      786,050
PepsiCo, Inc.                                               22,000    1,394,360
                                                                     ----------
                                                                      2,864,410
                                                                     ----------

Diversified Manufacturing Operations - 25.1%

Caterpillar, Inc.                                           25,000    1,771,749
Donaldson Co., Inc.                                         20,500      674,245
Fastenal Co.                                                21,550      766,534
Graco, Inc.                                                 15,000      589,350
Illinois Tool Works, Inc.                                   33,340    1,524,638
Jacobs Engineering Group, Inc. (a)                          21,000    1,742,790
Kennametal, Inc.                                            19,500    1,038,375
PACCAR, Inc.                                                15,600    1,259,700
Plum Creek Timber Co., Inc.                                 30,000    1,021,800
W. W. Grainger, Inc.                                        15,000      931,350
                                                                     ----------
                                                                     11,320,531
                                                                     ----------

Financial Services - 11.5%

American Express Co.                                        33,000    1,717,980
Ameriprise Financial, Inc.                                  20,000      892,000
Blackrock, Inc., Class A                                     4,500      581,220
J.P. Morgan Chase & Co.                                     17,500      798,350
The Chicago Mercantile Exchange Holdings, Inc.               2,700    1,245,240
                                                                     ----------
                                                                      5,234,790
                                                                     ----------

Health Care - 2.1%

WellPoint, Inc. (a)                                          7,000      521,500
Zimmer Holdings, Inc. (a)                                    7,000      442,680
                                                                     ----------
                                                                        964,180
                                                                     ----------

Hotels & Lodging - 3.3%

Hilton Hotels Corp.                                         25,000      598,250
Las Vegas Sands Corp. (a)                                   14,000      868,420
                                                                     ----------
                                                                      1,466,670
                                                                     ----------

Insurance - 1.6%

Progressive Corp.                                           30,000      725,700
                                                                     ----------

Internet Related - 0.5%

Google, Inc., Class A (a)                                      550      212,630
                                                                     ----------

Leisure - 0.9%

Carnival Corp.                                              10,000      389,600
                                                                     ----------

Media - 5.4%

McGraw-Hill Cos., Inc.                                      27,000    1,520,100
The Walt Disney Co.                                         30,240      897,826
                                                                     ----------
                                                                      2,417,926
                                                                     ----------

Oil & Gas - 10.7%

Anadarko Petroleum Corp.                                    16,000      731,840
Apache Corp.                                                11,000      775,170
Schlumberger Ltd.                                           28,000    1,871,800
Suncor Energy, Inc. ADR                                     17,500    1,418,375
                                                                     ----------
                                                                      4,797,185
                                                                     ----------

Pharmaceuticals - 2.0%

Amgen, Inc. (a)                                             13,000      906,620
                                                                     ----------

Restaurants - 2.0%

Starbucks Corp. (a)                                         26,000      890,760
                                                                     ----------

Retail - 4.6%

Nordstrom, Inc.                                             13,200      452,760
Walgreen Co.                                                16,000      748,480
Whole Foods Market, Inc.                                    15,000      862,650
                                                                     ----------
                                                                      2,063,890
                                                                     ----------

Telecommunications - 4.5%

QUALCOMM, Inc.                                              33,000    1,163,580
Verizon Communications, Inc.                                25,000      845,500
                                                                     ----------
                                                                      2,009,080
                                                                     ----------

Transportation - 4.6%

BorgWarner, Inc.                                            10,650      639,000
Expeditors International of Washington, Inc.                14,100      641,127
FedEx Corp.                                                  7,500      785,325
                                                                     ----------
                                                                      2,065,452
                                                                     ----------

TOTAL COMMON STOCKS (Cost $37,162,761)                               44,707,853
                                                                     ----------

Investment Companies - 0.7%

HSBC Investor Money Market Fund Class I Shares *           319,614      319,614
                                                                     ----------

TOTAL INVESTMENT COMPANIES (Cost $319,614)                              319,614
                                                                     ----------

TOTAL INVESTMENTS (Cost $37,482,375) - 100.1%                        45,027,467
                                                                     ==========

----------
Percentages indicated are based on net assets at July 31, 2006.

(a) Represents non-income producing security.

* Investment in affiliate.

ADR - American Depository Receipt

See notes to Schedules of Portfolio Investments.

HSBC Investor Mid-Cap Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                           Shares     Value($)
                                                          --------   ----------
Common Stocks - 97.2%

Aerospace & Defense - 2.2%

L-3 Communications Holdings, Inc.                            7,750      570,788
                                                                     ----------

Banking - 2.4%

Compass Bancshares, Inc.                                     6,200      365,428
HDFC Bank Ltd. ADR                                           4,750      257,213
                                                                     ----------
                                                                        622,641
                                                                     ----------

Biotechnology - 2.1%

Gilead Sciences, Inc. (a)                                    6,800      418,064
Vertex Pharmaceuticals, Inc. (a)                             3,800      127,376
                                                                     ----------
                                                                        545,440
                                                                     ----------

Chemicals - 2.3%

Airgas, Inc.                                                 9,250      335,313
Praxair, Inc.                                                4,875      267,345
                                                                     ----------
                                                                        602,658
                                                                     ----------

Commercial Services - 0.5%

Sotheby's Holdings, Inc.                                     5,100      140,913
                                                                     ----------

Computer Services - 5.2%

aQuantive, Inc. (a)                                         13,250      271,625
Cognizant Technology Solutions Corp. (a)                     7,950      520,645
Euronet Worldwide, Inc. (a)                                  7,575      192,481
Wright Express Corp. (a)                                    14,050      420,797
                                                                     ----------
                                                                      1,405,548
                                                                     ----------

Computer Software - 4.7%

Akamai Technologies, Inc. (a)                                6,300      249,669
Blackbaud, Inc.                                             17,850      372,351
Cogent, Inc. (a)                                            14,620      206,873
NAVTEQ Corp. (a)                                             4,850      136,673
SRA International, Inc., Class A (a)                        11,075      267,904
                                                                     ----------
                                                                      1,233,470
                                                                     ----------

Computers & Peripherals - 1.1%

Logitech International SA ADR (a)                           13,750      279,536
                                                                     ----------

Construction & Engineering - 1.8%

McDermott International, Inc. (a)                           10,225      465,647
                                                                     ----------

Construction Materials - 0.1%

Florida Rock Industries, Inc.                                  579       22,037
                                                                     ----------

Consumer Products - 3.4%

Constellation Brands, Inc. (a)                              14,375      351,612
Jarden Corp. (a)                                             8,650      250,764
Thor Industries, Inc.                                        6,625      283,815
                                                                     ----------
                                                                        886,191
                                                                     ----------

Diversified Manufacturing Operations - 3.2%

Emcor Group, Inc. (a)                                       11,125      573,160
Graco, Inc.                                                  6,950      273,066
                                                                     ----------
                                                                        846,226
                                                                     ----------

Electronic Components & Semiconductors - 3.2%

FormFactor, Inc. (a)                                         7,650      327,955
Microchip Technology, Inc.                                   8,275      266,952
Veeco Instruments, Inc. (a)                                 10,725      238,953
                                                                     ----------

                                                                        833,860
                                                                     ----------

Environmental Services - 2.0%

Stericycle, Inc. (a)                                         7,800      524,004
                                                                     ----------

Financial Services - 6.5%

Affiliated Managers Group, Inc. (a)                          5,000      457,749
Blackrock, Inc., Class A                                     1,925      248,633
Global Signal, Inc.                                          7,000      319,550
TD Ameritrade Holding Corp. (a)                             17,775      291,155
The Chicago Mercantile Exchange Holdings, Inc.                 900      415,080
                                                                     ----------
                                                                      1,732,167
                                                                     ----------

Food & Beverage - 1.5%

Flowers Foods, Inc.                                         13,900      395,872
                                                                     ----------

Gas & Electric Utility - 0.8%

Entergy Corp.                                                2,800      215,880
                                                                     ----------

Health Care - 9.8%

Coventry Health Care, Inc. (a)                               6,575      346,503
CYTYC Corp. (a)                                             12,225      300,735
Hologic, Inc. (a)                                            8,725      391,839
Laboratory Corp. of America Holdings (a)                     4,975      320,490
Psychiatric Solutions, Inc. (a)                              4,100      129,109
ResMed, Inc. (a)                                            11,250      522,112
Techne Corp. (a)                                             1,275       63,355
VCA Antech, Inc. (a)                                        15,450      540,286
                                                                     ----------
                                                                      2,614,429
                                                                     ----------

Industrial Manufacturing - 0.5%

Ceradyne, Inc. (a)                                           2,575      125,892
                                                                     ----------

Insurance - 4.4%

AmerUs Group Co.                                             6,950      466,275
Proassurance Corp. (a)                                       7,150      355,427
StanCorp Financial Group, Inc.                               7,800      336,102
                                                                     ----------
                                                                      1,157,804
                                                                     ----------

Leisure - 2.0%

Penn National Gaming, Inc. (a)                              16,000      529,120
                                                                     ----------

Life Sciences Tools and Services - 0.2%

Nektar Therapeutics (a)                                      3,625       59,088
                                                                     ----------

Machinery - 2.2%

Oshkosh Truck Corp.                                          9,975      427,728
The Toro Co.                                                 3,600      149,076
                                                                     ----------
                                                                        576,804
                                                                     ----------

Metals & Mining - 1.6%

Phelps Dodge Corp.                                           4,800      419,232
                                                                     ----------

Mortgage - 2.9%

American Home Mortgage Investment Corp.                      9,725      339,597
The PMI Group, Inc.                                          9,825      417,170
                                                                     ----------
                                                                        756,767
                                                                     ----------

Oil & Gas - 10.5%

Chesapeake Energy Corp.                                     10,975      361,078
Helmerich & Payne, Inc.                                     14,450      399,976
National-Oilwell, Inc. (a)                                   7,600      509,503
Noble Corp.                                                  2,675      191,931
Oil States International, Inc. (a)                           5,775      185,724
Precision Drilling Trust                                     9,750      338,423
Superior Energy Services, Inc. (a)                           4,000      137,000
Weatherford International Ltd. (a)                           4,434      207,689
XTO Energy, Inc.                                             9,758      458,527
                                                                     ----------

                                                                      2,789,851
                                                                     ----------

Residential Building Construction - 1.9%

KB Home, Inc.                                                5,375      228,545
Pulte Homes, Inc.                                            9,775      278,588
                                                                     ----------
                                                                        507,133
                                                                     ----------

Retail - 5.0%

Dick's Sporting Goods, Inc. (a)                             10,175      370,472
GameStop Corp., Class A (a)                                 10,325      429,622
Jos. A. Bank Clothiers, Inc. (a)                             9,587      241,401
Tractor Supply Co. (a)                                       6,250      285,875
                                                                     ----------
                                                                      1,327,370
                                                                     ----------

Specialty Retail - 1.7%

Tiffany & Co.                                                7,525      237,714
United Auto Group, Inc.                                     10,450      223,526
                                                                     ----------
                                                                        461,240
                                                                     ----------

Storage/Warehousing - 1.1%

Mobile Mini, Inc. (a)                                        9,600      293,952
                                                                     ----------
Telecommunications - 2.4%

j2 Global Communications, Inc. (a)                          16,075      450,100
NII Holdings, Inc. Class B (a)                               3,575      188,689
                                                                     ----------
                                                                        638,789
                                                                     ----------

Transportation - 3.8%

American Commercial Lines, Inc. (a)                          7,200      395,640
Old Dominion Freight Line, Inc. (a)                         18,537      603,935
                                                                     ----------
                                                                        999,575
                                                                     ----------

Utilities - 4.2%

Equitable Resources, Inc.                                   14,425      519,444
New Jersey Resources Corp.                                   6,400      319,552
Northeast Utilities                                         12,200      273,280
                                                                     ----------
                                                                      1,112,276
                                                                     ----------
TOTAL COMMON STOCKS (Cost $21,269,663)                               25,692,200
                                                                     ----------

Investment Companies - 3.0%

HSBC Investor Money Market Fund Class I Shares *           147,437      147,437
MidCap S&P Depositary Receipt Trust Series 1                 4,750      643,815
                                                                     ----------

TOTAL INVESTMENT COMPANIES (Cost $786,180)                              791,252
                                                                     ----------

TOTAL INVESTMENTS (Cost $22,055,843) - 100.2%                        26,483,452
                                                                     ==========

----------
Percentages indicated are based on net assets at July 31, 2006.

(a) Represents non-income producing security.

* Investment in affiliate.

ADR - American Depositary Receipt

See notes to Schedules of Portfolio Investments.

HSBC Investor Money Market Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                       Principal
                                                                       Amount ($)     Value($)
                                                                      -----------   -------------
Commercial Paper And Notes - 39.6%

Banking - 14.0%

Bank of America Corp., 5.495%, 12/20/06                               100,000,000      97,897,925
Calyon North America, Inc., 5.36%, 9/11/06                            100,000,000      99,392,973
Depfa Bank PLC, 5.06%, 8/8/06                                         100,000,000      99,902,875
Depfa Bank PLC, 5.11%, 8/30/06                                         75,000,000      74,696,104
Dexia Delaware LLC, 5.15%, 9/11/06                                     50,000,000      49,711,861
HBOS Treasury Services, 5.45%, 10/25/06                                75,000,000      74,048,177
HBOS Treasury Services, 5.45%, 10/30/06                                50,000,000      49,328,125
Toronto Dominion, 5.70%, 9/25/06                                       50,000,000      49,591,320
Westpac Banking Corp., 5.45%, 10/17/06 (b)                             88,005,000      86,993,248
                                                                                    -------------

                                                                                      681,562,608
                                                                                    -------------
Brokerage Services - 3.1%

Bear Stearns Co., Inc., 5.39%, 9/5/06                                 100,000,000      99,479,861
Bear Stearns Co., Inc., 5.44%, 10/23/06                                50,000,000      49,380,959
                                                                                    -------------

                                                                                      148,860,820
                                                                                    -------------
Diversified - 4.6%

General Electric Capital Corp., 5.355%, 8/31/06                       125,000,000     124,445,833
General Electric Capital Corp., 5.15%, 9/14/06                        100,000,000      99,381,556
                                                                                    -------------

                                                                                      223,827,389
                                                                                    -------------
Finance - 15.8%

Barclays U.S. Funding LLC, 5.12%, 8/10/06                              50,000,000      49,936,875
Barclays U.S. Funding LLC, 5.12%, 8/15/06                             100,000,000      99,803,417
Barclays U.S. Funding LLC, 5.44%, 10/2/06                              75,000,000      74,305,730
Harrier Finance Funding U.S. LLC, 5.19%, 8/21/06                       63,000,000      62,820,450
Morgan Stanley, 5.255%, 8/2/06                                        100,000,000      99,985,417
Morgan Stanley, 5.29%, 8/10/06                                        100,000,000      99,868,000
Stanfield Victoria Funding, 5.48%, 10/16/06 (b)                        60,000,000      59,316,000
UBS Finance Delaware LLC, 5.28%, 8/1/06                               225,000,000     225,000,000
                                                                                    -------------

                                                                                      771,035,889
                                                                                    -------------
Special Purpose Entity - 2.1%

Fcar Owner Trust I, 5.26%, 8/3/06                                     100,000,000      99,971,000
                                                                                    -------------

TOTAL COMMERCIAL PAPER AND NOTES (Cost $1,925,257,706)                              1,925,257,706
                                                                                    -------------

Corporate Obligations - 25.2%

Asset Backed - 18.2%

Harrier Finance Funding LLC, 5.32%, 11/15/06, *(b)                     50,000,000      49,998,548
Harrier Finance Funding LLC, 5.32%, 12/15/06, *(b)                     50,000,000      49,996,277
Harrier Finance Funding LLC, 5.35%, 5/25/07, *(b)                      25,000,000      24,997,198
K2 (USA) LLC, 5.315%, 5/25/07, * (b)                                  100,000,000      99,991,848
K2 (USA) LLC, 5.32%, 6/25/07, * (b)                                    50,000,000      49,995,527
Sigma Finance, Inc., 5.32%, 11/22/06, * (b)                            75,000,000      74,997,697
Sigma Finance, Inc., 5.315%, 3/22/07, * (b)                           100,000,000      99,992,175
Sigma Finance, Inc., 5.32%, 6/21/07, * (b)                             50,000,000      49,993,336
Stanfield Victoria LLC, 5.32%, 12/4/06, * (b)                          50,000,000      49,994,905
Stanfield Victoria LLC, 5.31%, 2/26/07, * (b)                          75,000,000      74,991,458
Stanfield Victoria LLC, 5.325%, 7/12/07, *(b)                          50,000,000      49,995,261
Whistlejacket Capital LLC, 5.33%, 10/20/06, *(b)                       25,000,000      24,999,183

White Pine Finance LLC, 5.31%, 10/16/06, *(b)                          45,000,000      44,998,573
White Pine Finance LLC, 5.34%, 12/12/06, *(b)                         140,000,000     139,995,481
                                                                                    -------------

                                                                                      884,937,467
                                                                                    -------------
Banking - 0.8%

Bank One NA Illinois, 5.55%, 1/12/07, *                                40,000,000      40,016,249
                                                                                    -------------

Brokerage Services - 5.2%

Goldman Sachs Group LP, 5.52%, 7/30/07, *(c)                          100,000,000     100,000,000
Merrill Lynch & Co., 5.39%, 2/3/09, * (b)                             150,000,000     150,000,000
                                                                                    -------------

                                                                                      250,000,000
                                                                                    -------------
Finance - 1.0%

Links Finance LLC, 5.32%, 6/7/07, * (b)                                50,000,000      49,996,810
                                                                                    -------------

TOTAL CORPORATE OBLICATIONS (Cost $1,224,950,526)                                   1,224,950,526
                                                                                    -------------

Certificates of Deposit - 21.5%

Banking - 21.5%

BNP Paribas, N.Y., 5.155%, 10/12/06                                    25,000,000      24,998,017
Citigroup, Inc., 5.185%, 9/6/06                                        50,000,000      50,000,000
Citigroup, Inc., 5.22%, 9/6/06                                         75,000,000      75,000,000
Citigroup, Inc., 5.435%, 10/5/06                                       50,000,000      50,000,000
Fortis Bank, N.Y., 5.29%, 8/7/06                                      200,000,000     200,000,000
National City Bank of Cleveland, 5.29%, 9/21/06,*                     100,000,000      99,999,425
National City Bank of Indiana, 5.29%, 9/28/06,*                        50,000,000      50,000,000
Norinchukin Bank, 5.12%, 8/2/06                                       100,000,000     100,000,014
Norinchukin Bank, 5.31%, 8/8/06                                        75,000,000      75,000,000
Norinchukin Bank, 5.23%, 9/6/06                                        50,000,000      50,000,000
Toronto Dominion Bank, N.Y., 5.13%, 8/18/06                            66,000,000      65,998,895
Toronto Dominion Bank, N.Y., 5.305%, 9/15/06                           50,000,000       49,995,94
Wells Fargo Bank NA, 5.30%, 12/18/06,*                                150,000,000     149,997,589
                                                                                    -------------

TOTAL CERTIFCATES OF DEPOSIT (Cost $1,040,989,883)                                  1,040,989,883
                                                                                    -------------

Time Deposit - 8.6%

Banking - 8.6%

Key Bank NA                                                           191,773,000     191,773,000
Societe Generale Paris                                                225,000,000     225,000,000
                                                                                    -------------

TOTAL TIME DEPOSIT (Cost $416,773,000)                                                416,773,000
                                                                                    -------------

Bank Notes - 5.2%

Banking - 5.2%

Bank of America, 5.31%, 11/21/06, *                                    75,000,000      75,000,000
Bank of America, 5.315%, 2/23/07, *                                    50,000,000      50,000,000
Wells Fargo Bank NA, 5.37%, 9/18/06                                    50,000,000      50,000,000
Westpac Banking Corp., 5.34%, 2/16/07, * (b)                           75,000,000      75,000,000
                                                                                    -------------

TOTAL BANK NOTES (Cost $250,000,000)                                                  250,000,000
                                                                                    -------------

TOTAL INVESTMENTS (Cost $4,857,971,115) (a)   -   100.1%                            4,857,971,115
                                                                                    =============

----------
Percentages indicated are based on net assets at July 31, 2006.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 2.06% of net assets.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on July 31, 2006. The maturity dates presented reflect the final maturity dates. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

See notes to Schedules of Portfolio Investments.

HSBC Investor U.S. Government Money Market Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                       Principal
                                                                       Amount($)       Value($)
                                                                      -----------   -------------
U.S. Government and Government Agency Obligations - 61.8%
Federal Farm Credit Bank - 26.8%

5.30%, 8/16/06, *                                                      50,000,000      50,000,197
5.25%, 9/20/06, *                                                      50,000,000      49,998,643
5.25%, 1/22/07, *                                                     150,000,000     149,989,580
5.25%, 2/12/07, *                                                     100,000,000      99,992,111
5.285%, 2/12/07, *                                                     20,000,000      20,003,245
5.23%, 5/23/07, *                                                      50,000,000      49,992,052
5.23%, 11/14/07, *                                                     50,000,000      49,989,963
5.23%, 5/27/08, *                                                      50,000,000      49,986,012
                                                                                    -------------
                                                                                      519,951,803
                                                                                    -------------
Federal Home Loan Bank - 35.0%

5.00%, 8/9/06                                                          56,000,000      55,938,524
5.09%, 8/16/06                                                        164,527,000     164,181,970
5.25%, 8/23/06                                                         97,225,000      96,916,041
5.34%, 4/4/07, *                                                      188,700,000     188,652,801
5.24%, 5/2/07, *                                                      100,000,000      99,995,991
5.02%, 8/10/07, *                                                      75,000,000      74,970,360
                                                                                    -------------
                                                                                      680,655,687
                                                                                    -------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS                             1,200,607,490
(Cost $1,200,607,490)                                                               -------------

Repurchase Agreements - 38.3%

Goldman Sachs, 5.25%                                                  392,580,000     392,580,000
purchased on 7/31/06, due 8/1/06 with a
maturity value of $392,637,251
(collateralized fully by various U.S.
Government Agency Obligations)

Morgan Stanley Dean Witter, 5.26%,                                    350,000,000     350,000,000
purchased on 7/31/06, due                                                           -------------
8/1/06 with a maturity value of $350,051,139
(collateralized fully by various
U.S. Government Agency Obligations)

TOTAL REPURCHASE AGREEMENTS (Cost $742,580,000)                                       742,580,000
                                                                                    -------------

TOTAL INVESTMENTS (Cost $1,943,187,490) (a) - 100.1%                                1,943,187,490
                                                                                    =============

----------
Percentages indicated are based on net assets at July 31, 2006.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on July 31, 2006. The maturity dates presented reflect the final maturity dates. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

See notes to Schedules of Portfolio Investments.

HSBC Investor Tax-Free Money Market Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                 Shares or
                                                                 Principal
                                                                 Amount($)       Value($)
                                                                -----------   -------------
Variable Rate Demand Notes* - 67.2%
Alabama - 6.1%

Jefferson County Alabama Sewer                                    2,000,000       2,000,000
Revenue, 3.65%, 2/1/42, (Credit Support
FGIC, SPA JP Morgan Chase Bank)

Stevenson Alabama Industrial                                      1,000,000       1,000,000
Development Board Environmental                                               -------------
Improvement Revenue, 3.70%, 11/1/33,
AMT, (LOC JP Morgan Chase Bank)

                                                                                  3,000,000
                                                                              -------------
Alaska - 2.6%

Alaska State Housing Finance Corp.,                               1,300,000       1,300,000
3.67%, 12/1/24, (Credit Support FSA,                                          -------------
SPA Dexia Credit Local)

Florida - 4.3%

Broward County Housing Finance                                      300,000         300,000
Authority Revenue, 3.68%, 6/15/37,
AMT, (Credit Support FNMA)

Manatee County Housing Finance                                      150,000         150,000
Authority Revenue, 3.70%, 1/15/37,
AMT, (LOC Bank of America N.A.)

Polk County School Board, 3.63%,                                  1,095,000       1,095,000
1/1/28, (Credit Support FSA, SPA Dexia
Credit Local)

Volusia County Florida Housing                                      600,000         600,000
Finance Authority Multifamily Revenue,                                        -------------
3.65%, 10/15/32, (LOC Fannie Mae)

Georgia - 5.8%                                                                    2,145,000
                                                                              -------------

Georgia Municipal Electric Authority,                             1,000,000       1,000,000
3.65%, 1/1/20, (Credit Support MBIA,
LOC Bayerische Landesbank, Landesbank
Hessen, Westdeutsche Landesbank)

Georgia Municipal Gas Authority,                                    975,000         975,000
3.68%, 11/1/07, (Credit Support GO of
Authority, LOC Wachovia Bank N.A.,
Bayerische Landesbank, Morgan Guaranty
Trust, Bank of America N.A.)

Hall County Gainesville Hospital                                    900,000         900,000
Authority, 3.62%, 5/15/29, (Credit                                            -------------
Support MBIA, SPA Citibank N.A.)

Illinois - 6.1%                                                                   2,875,000
                                                                              -------------

Chicago Illinois O'Hare International

Airport Supply Facilities Revenue,                                  800,000         800,000
3.71%, 5/1/18, AMT, (LOC Societe
Generale)

Illinois Finance Authority Revenue,                               1,300,000       1,300,000
3.68%, 3/1/36, (LOC JP Morgan Chase Bank)

Lisle Illinois Multifamily Revenue,                                 900,000         900,000
3.65%, 9/15/26, (Credit Support FNMA)                                         -------------

Indiana - 0.7%                                                                    3,000,000
                                                                              -------------

Health Facility Financing Authority,                                335,000         335,000
3.64%, 11/1/20, (LOC National City Bank)                                      -------------

Kentucky - 3.0%

Carroll County Kentucky Solid Waste                               1,500,000       1,500,000
Disposal Revenue, 3.70%, 5/1/31, AMT,                                         -------------
(LOC Bank of America N.A.)

Michigan - 4.0%

Milan Michigan Area Schools, 3.65%,                               2,000,000       2,000,000
5/1/30, (LOC Landesbank Hessen)                                               -------------

Missouri - 4.0%

Missouri State Health & Educational                               1,000,000       1,000,000
Facilities Authority Revenue, Series C-3,
3.64%, 6/1/33, (Credit Support FGIC,
SPA Citibank N.A.)

Missouri State Health & Educational                               1,000,000       1,000,000
Facilities Authority Revenue, Series C-4,                                     -------------
3.62%, 6/1/33, (Credit Support FSA,
SPA Citibank N.A.)

New Mexico - 1.0%                                                                 2,000,000
                                                                              -------------

Farmington New Mexico Hospital                                      500,000         500,000
Revenue, 3.67%, 6/1/28, (LOC Bank of                                          -------------
Nova Scotia)

New York - 5.9%

New York City GO, 3.60%, 3/1/34,                                  1,465,000       1,465,000
(LOC Bank of New York)

New York City Water Finance                                       1,460,000       1,460,000
Authority, 3.67%, 6/15/33, (SPA Dexia                                         -------------
Credit Local)

North Carolina - 2.6%                                                             2,925,000
                                                                              -------------

New Hanover County Hospital Revenue,                              1,300,000       1,300,000
3.65%, 10/1/23, (Credit Support FSA,                                          -------------
SPA Wachovia Bank N.A.)

Ohio - 7.1%

Ohio State Air Quality Development                                1,000,000       1,000,000
Authority Revenue, 3.65%, 6/1/23, (LOC
Wachovia Bank N.A.)

Ohio State Water Development                                      1,400,000       1,400,000
Authority Pollution Control Facilities
Revenue, 3.68%, 5/15/19, (LOC Barclays Bank plc)

Westlake Ohio Health Care Facility,                               1,100,000       1,100,000
3.65%, 12/1/35, (LOC National City Bank)                                      -------------

Oklahoma - 2.0%                                                                   3,500,000
                                                                              -------------

Tulsa Oklahoma Industrial Authority                               1,000,000       1,000,000
Revenue, 3.67%, 10/1/26, (Credit Support                                      -------------
MBIA, SPA Dexia Credit Local)

Pennsylvania - 5.4%

Emmaus Pennsylvania General Authority                               500,000         500,000
Revenue, Subseries E-20, 3.69%, 3/1/24,
(LOC Depfa Bank plc)

Emmaus Pennsylvania General Authority                               560,000         560,000
Revenue, Subseries G-19, 3.69%, 3/1/24,
(LOC Depfa Bank plc)

Philadelphia Pennsylvania Hospitals &                               800,000         800,000
Higher Education Facilities Revenue,
Temple University Health, Series A,
3.68%, 7/1/27, (LOC Wachovia Bank N.A.)

Philadelphia Pennsylvania Hospitals &                               800,000         800,000
Higher Education Facilities Revenue,                                          -------------
Temple University Health, Series B,
3.65%, 7/1/21, (LOC PNC Bank N.A.)

Tennessee - 1.6%                                                                  2,660,000
                                                                              -------------

Metropolitan Government Nashville &                                 800,000         800,000
Davidson County Industrial Development,                                       -------------
3.65%, 2/15/34, (Credit Support FNMA)

Texas - 2.2%

Bell County Texas Health Facilities                               1,100,000       1,100,000
Developmental Corp. Revenue, 3.68%,                                           -------------
8/15/31, (Credit Support MBIA, SPA JP
Morgan Chase Bank)

Utah - 2.8%

Intermountain Power Agency Supply                                 1,400,000       1,400,000
Revenue, 3.65%, 7/1/23, (Credit Support                                       -------------
FGIC, SPA Citibank N.A.)

TOTAL VARIABLE RATE DEMAND NOTES* (Cost $33,340,000)                             33,340,000
                                                                              -------------

Tax-Free Notes And Commercial Paper - 24.8%
Florida - 5.0%

Florida Local Government Finance,                                 1,500,000       1,500,000
3.34%, 8/7/06, (LOC First Union
National Bank)

Pinellas County Educational Facilities
Authority, 3.57%, 8/15/06, (LOC First
Union National Bank)                                              1,000,000       1,000,000
                                                                              -------------

Georgia - 7.2%                                                                    2,500,000
                                                                              -------------

Burke County Pollution Control,                                   1,000,000         999,883
3.43%, 8/11/06, (LOC Rabobank Ned,
AMBAC Insured)

Metro Atlanta Rapid Transit Authority,                            1,000,000       1,000,000
3.60%, 9/7/06, (LOC Dexia Credit Local)

Municipal Electric Authority Georgia,                             1,500,000       1,500,000
3.32%, 8/4/06, (LOC Bayerische                                                -------------
Landesbank)

Hawaii - 4.0%                                                                     3,499,883
                                                                              -------------

Honolulu City and County, 3.35%,                                  2,000,000       2,000,000
8/3/06, (LOC Helaba)                                                          -------------

Iowa - 2.6%

City of Des Moines Iowa, 3.75%,                                   1,300,000       1,300,000
10/11/06, AMT, (LOC Bank of America N.A.)                                     -------------

Texas - 4.0%

Lower Colorado River Authority,                                   1,000,000       1,000,000
3.63%, 10/5/06, (LOC Morgan Guaranty Trust)

Texas Department of Transportation,                               1,000,000       1,000,000
3.34%, 8/2/06, (LOC State Street, Bank                                        -------------
of America N.A.)

Utah - 2.0%                                                                       2,000,000
                                                                              -------------

Intermountain Power Agency, 3.34%,                                1,000,000       1,000,000
8/7/06, (LOC Morgan Guaranty Trust)                                           -------------

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER (Cost $12,299,883)                     12,299,883
                                                                              -------------

Investment Companies - 7.9%

BlackRock Liquidity Funds MuniFund                                2,361,371       2,361,371
Portfolio Institutional Shares

Federated Tax-Free Obligations Fund                               1,534,843       1,534,843
Institutional Shares                                                          -------------

TOTAL INVESTMENT COMPANIES (Cost $3,896,214)                                      3,896,214
                                                                              -------------

TOTAL INVESTMENTS (Cost $49,536,097) (a) - 99.9%                                 49,536,097
                                                                              =============

----------
Percentages indicated are based on net assets at July 31, 2006.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on July 31, 2006. The maturity dates presented reflect the final maturity dates. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC - American Municipal Bond Assurance Corp.
AMT - Interest on security is subject to Federal Alternative Minimum Tax

FGIC - Financial Guaranty Insurance Corp.
FNMA - Federal National Mortgage Association
FSA - Federal Security Assurance
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
SPA - Standby Purchase Agreement

See notes to Schedules of Portfolio Investments.

HSBC Investor New York Tax-Free Money Market Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                 Shares or
                                                                 Principal
                                                                 Amount($)       Value($)
                                                                -----------   -------------
Variable Rate Demand Notes* - 77.7%

New York - 77.7%

Albany IDA, 3.70%, 5/1/27, (LOC KeyBank)                          1,770,000       1,770,000

Babylon IDA, 3.56%, 1/1/19, (SPA JP                               2,200,000       2,200,000
Morgan Chase Bank, FSA Insured)

Franklin County IDA, 3.60%, 5/1/19,                               1,150,000       1,150,000
(LOC Fleet National Bank)

Great Neck North Water Authority,                                   400,000         400,000
3.62%, 1/1/20, (FGIC Insured, SPA State
 Street B&T Co.)

Jay Street Development Corp., 3.58%,                              4,700,000       4,700,000
5/1/21, (LOC Depfa Bank PLC)

Jay Street Development Corp., 3.58%,                              5,200,000       5,200,000
5/1/22, (LOC Depfa Bank PLC)

Jay Street Development Corp., 3.60%,                              7,300,000       7,300,000
5/1/22, (LOC Fleet National Bank)

Long Island Power Authority, 3.57%,                              10,000,000      10,000,000
12/1/29, (SPA Dexia Credit Local, FSA Insured)

Long Island Power Authority, 3.62%,                               3,880,000       3,880,000
12/1/29, (SPA Dexia Credit Local, FSA Insured)

Long Island Power Authority, 3.60%,                               5,000,000       5,000,000
5/1/33, (LOC Westdeutsche Landesbank)

Metropolitan Transportation Authority                             5,000,000       5,000,000
Series D1, 3.62%, 11/1/34, (AMBAC
Insured, SPA Wachovia Bank)

Metropolitan Transportation Authority                            17,500,000      17,500,000
Series D2, 3.64%, 11/1/34, (AMBAC
Insured, SPA Wachovia Bank)

Metropolitan Transportation Authority                            25,000,000      25,000,000
Series E1, 3.66%, 11/1/35, (LOC Fortis Bank)

Metropolitan Transportation Authority                            20,640,000      20,640,000
Series E2, 3.62%, 11/1/35, (LOC Fortis Bank)

Monroe County IDA, 3.62%, 4/1/35,                                 4,050,000       4,050,000
(LOC JP Morgan Chase Bank)

Monroe County IDA, 3.64%, 6/1/36,                                 4,000,000       4,000,000
(LOC JP Morgan Chase Bank)

Nassau County Interim Finance                                     2,220,000       2,220,000
Authority, 3.57%, 11/15/22, (SPA BNP
Paribas, FSA Insured)
New York City Capital Resources Corp.,                            6,200,000       6,200,000
3.60%, 1/1/26, (LOC Bank of America N.A.)

New York City Dormitory Authority,                               10,920,000      10,920,000
3.60%, (LOC FSA, SPA Dexia Credit Local) 2/15/21

New York City GO, 3.67%, 8/1/14,                                  2,250,000       2,250,000
(MBIA Insured, SPA Wachovia Bank)

New York City GO, 3.64%, 2/15/16,                                 6,900,000       6,900,000
(LOC Westdeutsche Landesbank)

New York City GO, 3.60%, 8/1/18,                                    500,000         500,000
(LOC Bayerische Helaba)

New York City GO, 3.60%, 8/1/19,                                    500,000         500,000
(LOC Bayerische Helaba)

New York City GO, 3.58%, 8/1/20,                                 11,500,000      11,500,000
(LOC Bank of New York)

New York City GO, 3.65%, 11/1/26,                                10,000,000      10,000,000
(FSA Insured, SPA Dexia Credit Local)

New York City GO, 3.58%, 3/1/34,                                 23,000,000      23,000,000
(LOC Bank of New York)

New York City GO, 3.66%, 9/1/35,                                 15,000,000      15,000,000
(LOC Royal Bank of Scotland)

New York City GO, 3.66%, 4/1/36,                                 20,000,000      20,000,000
(LOC Bank of New York)

New York City Housing Development                                 7,260,000       7,260,000
Corp., 3.60%, 11/15/19, (FNMA
Insured)

New York City Housing Development                                 1,520,000       1,520,000
Corp., 3.56%, 6/15/32, (FNMA Insured)

New York City Housing Development                                 5,000,000       5,000,000
Corp., 3.56%, 12/1/34, (LOC Citibank N.A.)

New York City Housing Development                                 6,200,000       6,200,000
Corp., 3.63%, 2/1/38, AMT, (LOC
Citibank N.A.)

New York City Housing Development                                11,200,000      11,200,000
Corp., 3.69%, 5/15/39, AMT, (LOC
Keybank N.A.)

New York City Housing Development                                12,250,000      12,250,000
Corp., 3.69%, 6/1/39, AMT, (LOC
Citibank N.A.)

New York City IDA, 3.65%, 12/30/21,                               1,600,000       1,600,000
(LOC Allied Irish Bank PLC)

New York City IDA, 3.65%, 9/30/31,                                1,500,000       1,500,000
(LOC Allied Irish Bank PLC)

New York City IDA, 3.69%, 4/1/32,                                 3,000,000       3,000,000
(LOC Allied Irish Bank PLC)

New York City IDA, 3.69%, 11/1/32,                                3,750,000       3,750,000
(LOC Allied Irish Bank PLC)

New York City IDA, 3.65%, 12/1/34,                                6,400,000       6,400,000
(LOC Allied Irish Bank PLC)

New York City IDA, 3.65%, 12/1/34,                                3,150,000       3,150,000
(LOC Allied Irish Bank PLC)

New York City IDA, 3.64%, 6/1/36,                                 5,000,000       5,000,000
(LOC Wachovia Bank N.A.)
New York City IDA Civic Facility                                  1,555,000       1,555,000

Revenue, Mercy College Project Series A,
3.70%, 7/1/30, (LOC Keybank)

New York City Transitional Finance                                  300,000         300,000
Authority, 3.66%, 11/1/22, (SPA Bank of New York)

New York City Transitional Finance                               24,920,000      24,920,000
Authority, 3.66%, 11/1/22, (SPA
Citigroup Global Markets)

New York City Water Finance                                       3,700,000       3,700,000
Authority, 3.67%, 6/15/18, (SPA Depfa Bank PLC)

New York City Water Finance                                      25,625,000      25,625,000
Authority, 3.67%, 6/15/33, (SPA Dexia Credit Local)

New York City Water Finance Authority                             5,300,000       5,300,000
Revenue, 3.65%, 6/15/23, (LOC FGIC)

New York Housing Development Corp.,                               8,500,000       8,500,000
3.70%, 6/1/37, AMT, (LOC Citibank N.A.)

New York State Dormitory Authority,                               3,100,000       3,100,000
3.64%, 7/1/25, (LOC Fleet National Bank)

New York State Dormitory Authority,                               6,415,000       6,415,000
3.60%, 2/15/31, (Credit Support
AMBAC, SPA Landesbank)

New York State Dormitory Authority,                              12,600,000      12,600,000
3.64%, 2/15/31, (Credit Support MBIA,
SPA JP Morgan Chase Bank)

New York State Dormitory Authority,                              16,200,000      16,200,000
3.58%, 11/1/34, (LOC Citibank N.A.)

New York State Energy Research &                                  3,400,000       3,400,000
Development, 3.56%, 10/1/14, (LOC
FGIC, Liquidity Facility National
Australia Bank)

New York State Energy Research &                                  3,200,000       3,200,000
Development, 3.63%, 11/1/39, AMT,
(LOC Citibank)

New York State Energy Research &                                  1,000,000       1,000,000
Development, 3.69%, 11/1/39, AMT,
(LOC Citibank)

New York State GO, 3.15%, 3/13/20,                               10,400,000      10,400,000
(LOC Dexia Credit Local)

New York State Housing Finance                                    4,500,000       4,500,000
Agency, 3.65%, 11/15/29, AMT, (FNMA Insured)

New York State Housing Finance                                    1,700,000       1,700,000
Agency, 3.68%, 5/15/31, AMT, (FNMA Insured)

New York State Housing Finance                                    6,000,000       6,000,000
Agency, 3.63%, 3/15/33, (FGIC Insured,
SPA Dexia Credit Local)

New York State Housing Finance                                    8,000,000       8,000,000
Agency, 3.64%, 5/15/33, AMT, (FNMA Insured)

New York State Housing Finance                                    1,100,000       1,100,000
Agency, 3.68%, 5/15/33, AMT, (FNMA Insured)

New York State Housing Finance                                   15,000,000      15,000,000

Agency, 3.63%, 5/15/34, (FNMA Insured)

New York State Housing Finance                                    2,000,000       2,000,000
Agency, 3.67%, 5/15/34, AMT, (FNMA Insured)

New York State Housing Finance                                   14,770,000      14,770,000
Agency, 3.63%, 5/15/35, AMT, (FNMA Insured)

New York State Housing Finance                                   15,970,000      15,970,000
Agency, 3.65%, 11/1/36, AMT, (LOC
Fleet National Bank)

New York State Local Government                                  11,735,000      11,735,000
Assistance Corp., 3.55%, 4/1/25, (LOC
Landesbank Hessen)

New York State Mortgage Agency                                    3,500,000       3,500,000
Revenue, 3.64%, 4/1/37, AMT, (SPA
Dexia Credit Local)

Newburgh IDA, 3.70%, 10/1/30, (LOC                                3,500,000       3,500,000
KeyBank N.A.)

Niagara Falls, New York Bridge                                    3,600,000       3,600,000
Commission, 3.56%, 10/1/19, (SPA
Credit Local De France, FGIC Insured)

Oneida County IDA, 3.65%, 6/1/31,                                 1,540,000       1,540,000
(LOC Bank of America N.A.)

Orange County IDA Civic Facility,                                 4,000,000       4,000,000
3.70%, 7/1/32, (LOC Keybank N.A.)

Suffolk County Water Authority, 3.58%,                            2,300,000       2,300,000
 1/1/08, (SPA Bank of Nova Scotia)

Suffolk County Water Authority, 3.58%,                            1,200,000       1,200,000
 (SPA Bank of Nova Scotia) 12/1/09

Westchester County IDA, 3.65%,                                    6,205,000       6,205,000
12/1/32, (LOC Allied Irish Bank PLC)

Westchester County IDA Civic Facility                             2,805,000       2,805,000
Revenue, Mercy College Project Series B,                                        -----------
3.70%, 7/1/30, (LOC Keybank N.A.)

TOTAL VARIABLE RATE DEMAND NOTES* (Cost $530,250,000)                           530,250,000
                                                                                -----------

Tax-Free Notes And Commercial Paper - 19.8%

New York - 19.8%

Long Island Power Authority, 3.46%,                              22,100,000      22,100,000
9/7/06, (LOC JP Morgan Chase Bank)

Metropolitan Transit Authority, 3.31%,                           25,000,000      25,000,000
8/7/06, (LOC ABN Amro)

Nassau County Sewer & Storm Water                                 4,365,000       4,365,000
Finance Authority, 3.28%, 8/4/06, (LOC
Bank of America)

Nassau County Sewer & Storm Water                                 7,585,000       7,585,000
Finance Authority, 3.34%, 8/4/06, (LOC
Bank of America)
Nassau County Sewer & Storm Water                                 6,000,000       6,000,000
Finance Authority, 3.38%, 8/4/06, (LOC
Bank of America)

Nassau County Sewer & Storm Water                                 3,135,000       3,135,000

Finance Authority, 3.55%, (LOC Bank of
America) 10/4/06

New York State Power Authority,                                  21,125,000      21,125,000
3.57%, 9/5/06, (LOC JP Morgan Chase
Bank, State Street Bank, Bayerische
Landesbank, Wachovia, Landesbank
Baden-Wurt, Bank of New York)

New York State Power Authority,                                   5,000,000       5,000,000
3.48%, 10/12/06, (LOC JP Morgan Chase
Bank, State Street Bank, Bayerische
Landesbank, Wachovia, Landesbank
Baden-Wurt, Bank of New York)

State of New York, 3.57%, 9/6/06,                                25,000,000      25,000,000
(LOC Morgan Guaranty, Helaba,
Bayerische Landesbank)

State of New York, 3.56%, 10/17/06,                              16,150,000      16,150,000
(LOC Bayerische Landesbank, Helaba)                                           -------------

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER (Cost $135,460,000)                   135,460,000
                                                                              -------------

Investment Companies - 2.5%

BlackRock Liquidity New York Money                                4,439,111       4,439,111
Fund Portfolio Institutional Shares

Dreyfus New York Municipal Cash                                  12,910,430      12,910,430
Management Fund Institutional Shares                                          -------------

TOTAL INVESTMENT COMPANIES (Cost $17,349,541)                                    17,349,541
                                                                              -------------

TOTAL INVESTMENTS (Cost $683,059,541) (a) - 100.0%                              683,059,541
                                                                              =============

----------
Percentages indicated are based on net assets at July 31, 2006.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on July 31, 2006. The maturity dates presented reflect the final maturity dates. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMT - Interest on security is subject to Federal Alternative Minimum Tax AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Federal Security Assurance
GO - General Obligation
IDA - Industrial Development Agency
MBIA - Municipal Bond Insurance Association
LOC - Letter of Credit
SPA - Standby Purchase Agreement

See notes to Schedules of Portfolio Investments.

HSBC Investor U.S. Treasury Money Market Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                Principal
                                                                Amount($)      Value($)
                                                               -----------   -----------
U.S. Treasury Bills * - 100.4%

4.77%, 8/3/06                                                      825,000       824,782
4.76%, 8/10/06                                                 125,441,000   125,292,340
4.76%, 8/17/06                                                  99,377,000    99,167,724
4.77%, 8/24/06                                                  32,433,000    32,334,852
5.10%, 8/31/06                                                   6,000,000     5,986,875
4.79%, 8/31/06                                                   5,001,000     4,981,413
4.76%, 9/7/06                                                   18,596,000    18,506,445
4.77%, 9/14/06                                                  12,675,000    12,602,605
4.84%, 9/21/06                                                  23,406,000    23,248,201
4.89%, 9/28/06                                                  10,000,000     9,922,183
4.91%, 10/5/06                                                  26,000,000    25,773,006
4.91%, 10/12/06                                                 12,000,000    11,884,390
4.95%, 10/19/06                                                 23,079,000    22,832,465
4.94%, 10/26/06                                                 18,818,000    18,599,595
4.96%, 11/2/06                                                  11,531,000    11,386,084
4.99%, 11/16/06                                                 10,376,000    10,225,418
4.98%, 11/24/06                                                  6,470,000     6,369,475
4.99%, 11/30/06                                                  4,185,000     4,116,473
5.02%, 12/7/06                                                   6,242,000     6,133,250
                                                                             -----------

TOTAL U.S. TREASURY BILLS (Cost $450,187,576)                                450,187,576
                                                                             -----------

TOTAL INVESTMENTS (Cost $450,187,576) - 100.4%                               450,187,576
                                                                             ===========

----------
Percentages indicated are based on net assets at July 31, 2006.

*     Rate presented indicates the effective yield at time of purchase.

See notes to Schedules of Portfolio Investments.

HSBC Investor California Tax-Free Money Market Fund

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                Shares or
                                                                Principal
                                                                 Amount($)      Value($)
                                                               ------------   ------------
Variable Rate Demand Notes* - 80.3%

California - 80.3%

ABAG Finance Authority For Nonprofit                              2,900,000      2,900,000
Corporations, 3.60%, 11/15/31, (LOC
Allied Irish Bank PLC, Bank of New York)

ABAG Finance Authority for Nonprofit                                900,000        900,000
Corporations Revenue, Point Loma
Nazarene University, 3.67%, 10/1/33,
(LOC Allied Irish Bank plc)

Alameda - Contra Costa Schools                                    1,500,000      1,500,000
Financing Authority, 3.68%, 7/1/18,
(LOC Bank of Nova Scotia)

Alameda County Industrial Development                             2,630,000      2,630,000
Authority Revenue, 3.65%, 10/1/25,
AMT, (LOC Wells Fargo Bank N.A.)

California Health Facilities Financing                            1,400,000      1,400,000
Authority Revenue, 3.53%, 7/1/35, (LOC
Bank of America N.A.)

California Housing Finance Agency,                                2,000,000      2,000,000
3.66%, 2/1/17, AMT, (LOC MBIA)

California Infrastructure & Economic                              2,000,000      2,000,000
Development Bank Revenue, 3.62%,
4/1/08, (Credit Support MBIA, SPA
Bank of America, SPA JP Morgan Chase Bank)

California Infrastructure & Economic                              2,900,000      2,900,000
Development Bank Revenue, 3.62%,
7/1/32, (LOC Allied Irish Bank plc)

California State Department of Water                              2,000,000      2,000,000
Resources Power Supply Revenue, 3.59%,
5/1/11, (LOC Bank of Nova Scotia)

California State Department of Water                              2,410,000      2,410,000
Resources Power Supply Revenue, 3.59%,
5/1/22, (SPA Westdeutsche Landesbank,
AMBAC Insured)

California State Department of Water                              2,080,000      2,080,000
Resources Power Supply Revenue, 3.61%,
5/1/22, (LOC Bank of America N.A.)

California State Department of Water                              2,075,000      2,075,000
Resources Power Supply Revenue, 3.65%,
5/1/22, (LOC Bank of New York)

California State GO, 3.63%, 5/1/34,                               3,010,000      3,010,000
(LOC Citibank N.A., California State
Teachers Retirement)

California State GO, 3.51%, 5/1/40,                               4,775,000      4,775,000
(LOC Societe Generale)

California State GO, Series A, 3.54%,                             3,500,000      3,500,000
5/1/40, (LOC Fortis Bank)

California State GO, Series B, 3.58%,                             3,000,000      3,000,000
5/1/40, (LOC Depfa Bank plc)

California Statewide Communities                                  3,580,000      3,580,000
Development Authority Revenue, 3.61%,
12/1/18, (LOC JP Morgan Chase Bank)

California Statewide Communities                                  4,000,000      4,000,000
Development Authority Revenue, 3.57%,
10/1/32, (LOC Allied Irish Bank plc)

California Statewide Communities                                  5,000,000      5,000,000
Development Authority Revenue, 3.53%,
12/1/36, (LOC Bank of New York)

California Statewide Community                                    2,000,000      2,000,000
Development Authority Multifamily
Revenue, 3.62%, 11/15/36, AMT,
(Liquidity Facility Fannie Mae)

Fremont Certificate of Participation,                             3,300,000      3,300,000
3.60%, 8/1/32, (SPA Dexia Credit Local,
AMBAC Insured)

Grant Joint Union High School District                            3,000,000      3,000,000
Certificates Of Participation, 3.57%,
12/1/38, (Credit Support FSA, SPA
Dexia Credit Local)

Los Angeles County California Pension                             2,600,000      2,600,000
Obligation, 3.51%, 6/30/07, (LOC
AMBAC, SPA Bank of Nova Scotia)

Los Angeles County Housing Authority                              4,000,000      4,000,000
for Multi-Family Housing Revenue,
Canyon Country Villas Project, 3.57%,
12/1/07, (FHLMC Insured)

Modesto California Multi-family                                   1,470,000      1,470,000
Housing Revenue, 3.59%, 5/15/31,
(FNMA Insured)

Norwalk - La Mirada Unified School                                4,000,000      4,000,000
District, 3.57%, 4/1/33, (LOC FSA, SPA
Dexia Credit Local)

Perris California Unified High School                             1,830,000      1,830,000
District Certificate of Participation, 3.57%,
9/1/18, (FSA Insured, SPA Dexia Credit Local)

Rancho Water District Financing                                   2,900,000      2,900,000
Authority Revenue, 3.54%, 8/1/29, (LOC FGIC)

San Francisco City & County Housing                               2,000,000      2,000,000
Authority, 3.68%, 9/1/49, AMT, (LOC
Citibank N.A.)

San Jose California Multifamily Housing                           1,700,000      1,700,000
Revenue, 3.62%, 4/15/36, AMT, (LOC
Bank of America N.A.)

San Mateo County Housing Authority                                1,200,000      1,200,000
Revenue, 3.63%, 7/1/17, AMT, (LOC
Wells Fargo & Co.)

Santa Clara County - El Camino                                    6,000,000      6,000,000
California Hospital District Hospital
Facilities Authority Revenue, ACES -
Lease - Valley Medical Center Project,
Series A, 3.65%, 8/1/15, (LOC State
Street B&T Co)

South Bay Regional Public                                         1,415,000      1,415,000
Communications Authority Revenue,
3.64%, 1/1/31, (LOC Allied Irish Bank plc)

South Bay Regional Public                                           965,000        965,000
Communications Authority Revenue,
3.64%, 1/1/31, (LOC Allied Irish Bank plc)

Southern California Public Power                                  1,200,000      1,200,000
Authority, 3.51%, 7/1/09, (SPA Morgan
Guaranty Trust, AMBAC Insured)

Vernon Natural Gas Financing Agency                               6,000,000      6,000,000
                                                                              ------------
Authority Revenue, 3.53%, 8/1/21, (LOC
MBIA, SPA Citibank N.A.)

TOTAL VARIABLE RATE DEMAND NOTES* (Cost $97,240,000)                            97,240,000
                                                                              ------------

Tax-Free Notes And Commercial Paper - 17.3%

California - 17.3%

California State GO, 3.55%, 9/7/06,                               3,500,000      3,500,000
(LOC Scotia Bank, Societe Generale,
Lloyds Bank, KBC, Royal Bank of
Scotland, National Australia Bank)

Chino Basin Regional Financing                                    2,160,000      2,160,000
Authority, 3.52%, 10/5/06, (LOC State
Street B&T)

Port of Oakland, 3.54%, 9/6/06, AMT,                              5,000,000      5,000,000
(LOC BNP Paribas, Lloyds Bank)

Riverside County Transportation                                   3,301,000      3,301,000
Commission, 3.50%, 9/14/06, (LOC Bank
of America N.A.)

San Diego Regional Airport Authority,                             6,000,000      6,000,000
3.47%, 8/3/06, (LOC BNP Paribas)

Turlock Irrigation District, Walnut                               1,000,000        998,542
                                                                              ------------
Energy Center Project, 3.42%, 8/15/06,
(LOC State Street B & T)

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER (Cost $20,959,542)                    20,959,542
                                                                              ------------

Investment Companies - 2.3%

BlackRock Provident California                                          372            372
Institutional Shares
Federated California Municipal Cash Trust                         2,772,406      2,772,406
                                                                              ------------

TOTAL INVESTMENT COMPANIES (Cost $2,772,778)                                     2,772,778
                                                                              ------------

TOTAL INVESTMENTS (Cost $120,972,320) (a) - 99.9%                              120,972,320
                                                                              ============

----------
Percentages indicated are based on net assets at July 31, 2006.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on July 31, 2006. The maturity dates presented reflect the final maturity dates. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC - American Municipal Bond Assurance Corp.
AMT - Interest on security is subject to Federal Alternative Minimum Tax FGIC - Federal Guaranty Insurance Corp.
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
SPA - Standby Purchase Agreement

See notes to Schedules of Portfolio Investments.

HSBC Investor Intermediate Duration Fixed Income Portfolio

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                Shares or
                                                                Principal
                                                                 Amount($)      Value($)
                                                               ------------   ------------
U.S. Government and Government Agency Obligations - 37.6%

Federal Home Loan Mortgage Corp. - 6.6%

Pool #1B2655, 4.14%, 12/1/34, (a)                                   305,811        302,285
Pool #C01188, 7.00%, 6/1/31                                         204,607        210,303
Pool #G01884, 5.00%, 9/1/35                                         567,753        537,204
TBA November, 5.50%, 8/15/36                                        300,000        291,375
                                                                              ------------
                                                                                 1,341,167
                                                                              ------------

Federal National Mortgage Association - 18.2%

Pool #255770, 5.50%, 7/1/35                                         919,505        893,580
Pool #740686, 6.50%, 10/1/33                                        580,486        590,036
Pool #781560, 4.49%, 10/1/34, (a)                                   444,325        434,260
Pool #825278, 5.00%, 7/1/35                                         562,552        532,692
TBA August, 5.50%, 8/15/36                                          700,000        679,657
TBA August, 6.00%, 8/15/36                                          600,000        596,063
                                                                              ------------
                                                                                 3,726,288
                                                                              ------------

U.S. Treasury Notes - 12.8%

4.875%, 5/31/08                                                     870,000        867,927
5.125%, 6/30/08                                                     150,000        150,369
4.50%, 2/15/09                                                      590,000        583,662
4.875%, 5/15/09                                                     500,000        499,336
4.50%, 2/28/11                                                      250,000        245,811
4.75%, 3/31/11                                                      150,000        148,957
4.875%, 7/31/11                                                     115,000        114,838
                                                                              ------------
                                                                                 2,610,900
                                                                              ------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,662,528)        7,678,355
                                                                              ------------

Corporate Obligations - 35.2%

Banks - 2.0%

Kaupthing Bank, 7.125%, 5/19/16, (b)                                300,000        303,238

Turanalem Finance BV, 7.75%, 4/25/13, (b)                           100,000         98,875
                                                                              ------------
                                                                                   402,113
                                                                              ------------

Cable - 1.5%

Comcast Corp., 6.50%, 1/15/15                                       300,000        305,069
                                                                              ------------
Chemicals - 1.8%

Nova Chemicals Corp., 6.50%, 1/15/12                                400,000        372,000
                                                                              ------------

Colleges & Universities - 2.0%

Tulane University of Louisiana, 5.97%, 11/15/12, (a) (b)            400,000        402,500
                                                                              ------------

Computer Equipment - 1.0%

Xerox Corp., 6.875%, 8/15/11                                        200,000        202,250
                                                                              ------------

Diversified Manufacturing Operations - 1.4%

General Electric Co., 5.00%, 2/1/13                                 300,000        290,384
                                                                              ------------

Electric - 1.2%

Progress Energy, Inc., 5.57%, 11/14/08, (a)                         250,000        250,280
                                                                              ------------

Finance - 10.7%

Berkshire Hathaway Finance Corp.,                                   450,000        424,484
4.85%, 1/15/15

Ford Motor Credit Co., 7.375%, 02/01/11                             250,000        229,948

Ford Motor Credit Corp., 5.80%, 1/12/09                             275,000        255,666

General Motors Acceptance Corp.,                                    500,000        483,006
4.375%, 12/10/07

International Lease Finance Corp.,                                  200,000        200,394
5.725%, 7/1/11, (a)

Preferred Term Securities XXII, 5.64%,                              200,000        200,000
9/22/36, Callable 06/22/11 @ 100, (a) (b)

Whirlpool Asset Finance Corp.,                                      400,000        400,497
5.895%, 6/15/09, Callable 6/15/07 @ 100, (a) (c)                              ------------

                                                                                 2,193,995
                                                                              ------------

Health Care - 0.5%

Aetna, Inc., 6.00%, 6/15/16                                         100,000         99,998
                                                                              ------------

Media - 1.9%

Time Warner Entertainment, 8.875%, 10/1/12                          350,000        394,833
                                                                              ------------

Oil & Gas - 0.4%

Williams Partners LP, 7.50%, 6/15/11, (b)                            75,000         75,188
                                                                              ------------

Refuse Systems - 1.5%

Allied Waste North America, Inc.,                                   325,000        309,563
7.125%, 5/15/16, Callable 05/15/11 @ 103.56, (b)                              ------------

Retail - 2.4%

May Department Stores Co., 5.75%, 7/15/14                           500,000        491,027
                                                                              ------------

Telecommunications - 4.2%

AT&T, Inc., 5.10%, 9/15/14                                          400,000        375,418

Bell Atlantic Virginia, 7.625%, 12/1/12                             200,000        211,293

Verizon Pennsylvania, Inc., 5.65%, 11/15/11                         275,000        269,975
                                                                              ------------
                                                                                   856,686
                                                                              ------------

Transportation - 2.7%

Burlington Northern Santa Fe Railway Co., 4.83%, 1/15/23            279,656        267,111

Union Pacific Railroad, 5.08%, 1/2/29                               299,958        277,461
                                                                              ------------
                                                                                   544,572
                                                                              ------------
TOTAL CORPORATE OBLIGATIONS (Cost $7,280,850)                                    7,190,458
                                                                              ------------

Asset Backed Securities - 7.3%

Asset Backed Funding Certificates Series                            210,318        203,843
2003-AHL1, Class A1, 3.68%, 3/25/33

Capital Auto Receivables Asset Trust                                263,780        262,711
Series 2003-2, Class A4A, 1.96%, 1/15/09, (c)

DB Master Finance LLC Series 2006-1,                                130,000        130,176
Class A2, 5.78%, 6/20/31, (b)

John Deere Owner Trust Series 2006-A,                               310,000        310,057
Class A3, 5.38%, 7/15/10

SLM Student Loan Trust Series                                       442,693        443,884
2003-12, Class A3, 5.45%, 12/15/15, (a) (c)

Volkswagen Auto Lease Trust Series                                  141,514        141,148
                                                                              ------------
2004-A, Class A3, 2.84%, 7/20/07, (c)

TOTAL ASSET BACKED SECURITES (Cost $1,491,160)                                   1,491,819
                                                                              ------------

Collateralized Mortgage Obligations - 10.3%

Citigroup Mortgage Loan Trust, Inc.                                 147,458        145,791
Series 2005-WF2, Class AF2, 4.92%, 8/25/35

Countrywide Home Loans Series                                       403,508        400,188
2005-HYB8, Class 2A1, 5.37%,
12/20/35, (a)

Freddie Mac Reference Remic Series                                  258,572        254,018
R004, Class AL, 5.125%, 12/15/13

Freddie Mac Series 2962, Class CJ,                                  329,436        328,883
5.50%, 11/15/23

J.P. Morgan Alternative Loan Trust                                  485,655        480,079
Series 2005-S1, Class 2A9, 6.00%, 12/25/35

Morgan Stanley Mortgage Loan Trust                                  340,507        341,159
Series 2006-3AR, Class 2A3, 5.92%,
3/25/36, (a)

Nomura Asset Acceptance Corp. Series                                150,000        147,987
2006-AP1, Class A2, 5.515%, 2/25/36                                           ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,124,129)                      2,098,105
                                                                              ------------

Commercial Mortgage Backed Securities - 10.0%

Banc of America Commercial Mortgage,                                140,000        140,703
Inc. Series 2006-3, Class A4, 5.89%, 7/10/44

Citigroup Commercial Mortgage Trust                                 160,000        160,386
Series 2006-C4, Class AM, 5.72%, 3/20/49

Commercial Mortgage Pass-Through                                    259,103        259,145
Certificate Series 2005-FL11, Class A1,
5.52%, 11/15/17, (a) (b) (c)

GE Capital Commercial Mortgage Corp.                                100,000         96,536
Series 2005-C1, Class A2, 4.35%, 6/10/48

Greenwich Capital Commercial Funding                                225,000        217,312
Corp. Series 2005-GG3, Class A2,
4.305%, 8/10/42

Greenwich Capital Commercial Funding                                200,000        204,024
Corp. Series 2006-GG7, Class A4,
6.11%, 6/10/16

J.P. Morgan Chase Commercial                                        160,000        162,818
Mortgage Securities Corp. Series
2006-LDP7, Class A4, 5.875%, 4/15/45

LB-UBS Commercial Mortgage Trust                                    300,000        288,268
Series 2006-C1, Class A4, 5.16%, 2/15/31

Morgan Stanley Capital I Series                                     200,000        200,936
2006-IQ11, Class AM, 5.78%, 10/15/42

Morgan Stanley Capital I Series                                     330,000        317,396
                                                                              ------------
2006-T21, Class A4, 5.16%, 10/12/52

TOTAL COMMERCIAL MORTAGE BACKED SECURTIES (Cost $2,062,905)                      2,047,524
                                                                              ------------

Investment Companies - 1.8%

HSBC Investor Money Market Fund                                     360,717        360,717
                                                                              ------------
Class I Shares, * (c)

TOTAL INVESTMENT COMPANIES (Cost $360,717)                                         360,717
                                                                              ------------

Foreign Bonds** - 0.6%

Iceland - 0.2%

Housing Finance Fund, 3.75%, 2/15/24                              3,877,344         50,365
                                                                              ------------

Mexico - 0.4%

General Electric Capital Corp., 9.50%, 8/4/10                       800,000         74,266
                                                                              ------------

TOTAL FOREIGN BONDS** (Cost $124,111)                                              124,631
                                                                              ------------

TOTAL INVESTMENTS (Cost $21,106,400) - 102.8%                                   20,991,609
                                                                              ============

----------
Percentages indicated are based on net assets at July 31, 2006.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on July 31, 2006. The maturity dates presented reflect the final maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)   Security considered collateral for TBA transactions.

*     Investment in affiliate.

** The principal amount of each security is denominated in the local currency of each respective country.

TBA - Security was traded on a "to be announced" basis.

See notes to Schedules of Portfolio Investments.

HSBC Investor Core Plus Fixed Income Portfolio

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                Shares or
                                                                Principal
                                                                Amount($)      Value($)
                                                                ----------   -----------
U.S. Government and Government Agency Obligations - 47.4%

Federal Home Loan Mortgage Corp. - 6.7%

Pool #1B2655, 4.14%, 12/1/34, (a)                                1,498,475     1,481,195
Pool #C00368, 8.50%, 10/1/24                                        36,225        38,848
Pool #C00922, 8.00%, 2/1/30                                        235,358       248,161
Pool #C54447, 7.00%, 7/1/31                                         39,591        40,693
Pool #C60712, 6.50%, 11/1/31                                       628,477       639,255
Pool #C80387, 6.50%, 4/1/26                                         35,167        35,790
Pool #D62926, 6.50%, 8/1/25                                         20,574        20,933
Pool #G01317, 7.00%, 10/1/31                                       189,109       194,373
Pool #G01884, 5.00%, 9/1/35                                      3,217,270     3,044,163
TBA November, 5.50%, 8/15/36                                     1,500,000     1,456,875
                                                                             -----------
                                                                               7,200,286
                                                                             -----------

Federal National Mortgage Association - 17.8%

Pool #253438, 8.50%, 9/1/30                                         61,361        65,969
Pool #255770, 5.50%, 7/1/35                                      4,509,951     4,382,802
Pool #329530, 7.00%, 12/1/25                                       103,735       106,650
Pool #329655, 7.00%, 11/1/25                                        45,343        46,617
Pool #356905, 5.89%, 10/1/36, (a)                                  281,560       289,897
Pool #398958, 6.50%, 10/1/12                                        83,799        85,037
Pool #535332, 8.50%, 4/1/30                                         53,833        57,849
Pool #535440, 8.50%, 8/1/30                                         63,418        68,180
Pool #548965, 8.50%, 7/1/30                                         56,068        60,278
Pool #568486, 7.00%, 1/1/31                                         40,041        41,149
Pool #573752, 8.50%, 2/1/31                                         48,410        52,045
Pool #575328, 6.50%, 4/1/31                                         64,403        65,441
Pool #781560, 4.49%, 10/1/34, (a)                                1,693,149     1,654,794
Pool #825278, 5.00%, 7/1/35                                      3,187,793     3,018,587
TBA August, 5.50%, 8/15/36                                       4,450,000     4,320,674
TBA August, 6.00%, 8/15/36                                       2,900,000     2,880,970
TBA August, 6.50%, 8/15/36                                       1,910,000     1,932,083
                                                                             -----------
                                                                              19,129,022
                                                                             -----------

Government National Mortgage Association - 0.3%

Pool #346406, 7.50%, 2/15/23                                        72,841        75,881
Pool #412530, 7.50%, 12/15/25                                       93,333        97,326
Pool #781300, 7.00%, 6/15/31                                       175,578       181,258
                                                                             -----------
                                                                                 354,465
                                                                             -----------

U.S. Treasury Bonds - 0.6%

5.375%, 2/15/31                                                    665,000       687,599
                                                                             -----------

U.S. Treasury Notes - 22.0%

4.875%, 4/30/08                                                  2,888,000     2,881,568
4.875%, 5/31/08                                                  7,500,000     7,482,129
5.125%, 6/30/08                                                  1,000,000     1,002,461
4.50%, 2/15/09                                                   2,350,000     2,324,756
4.875%, 5/15/09                                                  1,500,000     1,498,008
4.50%, 2/28/11                                                   6,165,000     6,061,687
4.75%, 3/31/11                                                     470,000       466,732
4.875%, 5/31/11                                                    450,000       449,121

4.875%, 7/31/11                                                    690,000       689,030
5.125%, 5/15/16                                                    900,000       909,352
                                                                             -----------
                                                                              23,764,844
                                                                             -----------

TOTAL U.S GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $50,913,891)                                                            51,136,216
                                                                             -----------

Corporate Obligations - 33.8%

Banks - 3.2%

JP Morgan Chase Bank NA, 0.00%, 1/3/12                             845,000       320,008

Kaupthing Bank, 7.125%, 5/19/16, (b)                             1,500,000     1,516,191
Sovereign Capital Trust VI, 7.91%,                               1,100,000     1,162,597
6/13/36, Callable 6/13/16 @ 100

Turanalem Finance BV, 7.75%, 4/25/13, (b)                          475,000       469,656
                                                                             -----------
                                                                               3,468,452
                                                                             -----------

Cable - 0.6%

Comcast Corp., 6.50%, 1/15/15                                      650,000       660,983
                                                                             -----------

Chemicals - 1.7%

Nova Chemicals Corp., 6.50%, 1/15/12                             1,965,000     1,827,450
                                                                             -----------

Colleges & Universities - 1.6%

Tulane University of Louisiana, 5.97%, 11/15/12, (a) (b)         1,700,000     1,710,625
                                                                             -----------

Computer Equipment - 0.9%

Xerox Corp., 6.875%, 8/15/11                                       950,000       960,688
                                                                             -----------

Diversified Manufacturing Operations - 1.5%

General Electric Co., 5.00%, 2/1/13                              1,700,000     1,645,508
                                                                             -----------

Electric - 0.9%

Progress Energy, Inc., 5.57%, 11/14/08, (a)                      1,000,000     1,001,121
                                                                             -----------

Finance - 9.3%

Berkshire Hathaway Finance Corp., 4.85%, 1/15/15                 2,250,000     2,122,418

Ford Motor Credit Co., 7.375%, 02/01/11                          1,150,000     1,057,760

Ford Motor Credit Corp., 5.80%, 1/12/09                          1,250,000     1,162,118

General Motors Acceptance Corp., 4.375%, 12/10/07                1,400,000     1,352,418

International Lease Finance Corp., 5.725%, 7/1/11, (a)           1,000,000     1,001,972

Preferred Term Securities XXII, 5.64%,                           1,100,000     1,100,000
9/22/36, Callable 06/22/11 @ 100, (a) (b) (f)

Whirlpool Asset Finance Corp.,                                   2,200,000     2,202,734
                                                                             -----------
5.895%, 6/15/09, Callable 6/15/07 @ 100, (a) (f)

                                                                               9,999,420
                                                                             -----------

Health Care - 0.6%

Aetna, Inc., 6.00%, 6/15/16                                        600,000       599,989
                                                                             -----------

Multimedia - 0.5%

Viacom, Inc., 6.25%, 4/30/16, (b)                                  600,000       581,705
                                                                             -----------

Oil & Gas - 0.4%

Williams Partners LP, 7.50%, 6/15/11, (b)                          400,000       401,000
                                                                             -----------

Refuse Systems - 1.5%

Allied Waste North America, Inc.,                                1,750,000     1,666,875
                                                                             -----------
7.125%, 5/15/16, Callable 05/15/11 @ 103.56, (b)

Retail - 2.0%

May Department Stores Co., 6.65%, 7/15/24                        2,200,000     2,190,775
                                                                             -----------

Telecommunications - 7.3%

AOL Time Warner, Inc., 7.70%, 5/1/32                             1,000,000     1,086,620

AT&T, Inc., 5.10%, 9/15/14                                       1,750,000     1,642,454

Bell Atlantic Virginia, 7.625%, 12/1/12                          1,000,000     1,056,467

Bell Telephone Co. Pennsylvania, 8.75%, 8/15/31                    850,000       976,653

Sprint Capital Corp., 8.75%, 3/15/32                             1,325,000     1,613,884

Time Warner Entertainment Co., 8.375%, 3/15/23                   1,300,000     1,445,141
                                                                             -----------
                                                                               7,821,219
                                                                             -----------

Transportation - 1.8%

BNSF Funding Trust I, 6.61%,                                     1,200,000     1,142,157
12/15/55, Callable 01/15/26 @ 100

Burlington Northern Santa Fe Railway Co. 7.57%, 1/2/21             309,623       343,350

Union Pacific Corp., 6.85%, 1/2/19                                 432,401       457,571
                                                                             -----------
                                                                               1,943,078
                                                                             -----------

TOTAL CORPORATE OBLIGATIONS (Cost $36,954,368)                                36,478,888
                                                                             -----------

Asset Backed Securities - 8.1%

Asset Backed Funding Certificates Series                           738,743       715,997
2003-AHL1, Class A1, 3.68%, 3/25/33

Capital Auto Receivables Asset Trust                               956,203       952,328
Series 2003-2, Class A4A, 1.96%, 1/15/09, (f)

Capital Auto Receivables Asset Trust                             1,870,109     1,864,982
Series 2006-1, Class A2A, 5.03%, 9/15/08, (f)

DB Master Finance LLC Series 2006-1,                               650,000       650,881
Class A2, 5.78%, 6/20/31, (b)

John Deere Owner Trust Series 2006-A,                            1,650,000     1,650,302
Class A3, 5.38%, 7/15/10

SLM Student Loan Trust Series                                    2,213,464     2,219,422
2003-12, Class A3, 5.45%, 12/15/15, (a) (f)

Volkswagen Auto Lease Trust Series                                 642,834       641,170
                                                                             -----------
2004-A, Class A3, 2.84%, 7/20/07, (f)

TOTAL ASSET BACKED SECURTIES (Cost $8,694,063)                                 8,695,082
                                                                             -----------

Collateralized Mortgage Obligations - 8.4%

Citigroup Mortgage Loan Trust, Inc.                                830,149       820,764
Series 2005-WF2, Class AF2, 4.92%, 8/25/35

Countrywide Home Loans Series                                    1,515,214     1,502,748
2005-HYB8, Class 2A1, 5.37%, 12/30/35, (a)

Fannie Mae IO Series 2000-16, Class                                 75,429         3,707
PS, 3.215%, 10/25/29, (a) (c)

Fannie Mae IO Series 2000-32, Class                                 21,464           445
SV, 3.23%, 3/18/30, (a) (c)

Fannie Mae IO Series 2001-4, Class SA,                             287,874        13,305
2.18%, 2/17/31, (a) (c)

Fannie Mae IO Series 270, Class 2,                                  60,607        13,099

8.50%, 9/1/23, (c)

Fannie Mae IO Series 296, Class 2,                                  69,596        15,650
8.00%, 4/1/24, (c)

Fannie Mae IO Series 306, Class IO,                                 85,433        21,140
8.00%, 5/1/30, (c)

FHA Weyerhauser, 7.43%, 1/1/24, (d) (e)                             34,127        34,127

Freddie Mac IO Series 1534, Class K,                               187,082         7,322
2.025%, 6/15/23, (a) (c)

Freddie Mac IO Series 2141, Class SD,                              141,020        13,565
2.78%, 4/15/29, (a) (c)

Freddie Mac IO Series 2247, Class SC,                               92,632         3,098
2.13%, 8/15/30, (a) (c)

Freddie Mac Series 2962, Class CJ,                               2,058,976     2,055,519
5.50%, 11/15/23

Government National Mortgage                                        79,274         4,760
Association IO Series 1999-30, Class S,
3.23%, 8/16/29, (a) (c)

Government National Mortgage                                       109,011         5,241
Association IO Series 1999-30, Class SA,
2.63%, 4/16/29, (a) (c)

Government National Mortgage                                        24,326           382
Association IO Series 1999-32, Class SB,
2.63%, 7/16/27, (a) (c)

J.P. Morgan Alternative Loan Trust                               2,251,673     2,225,818
Series 2005-S1, Class 2A9, 6.00%, 12/25/35

Morgan Stanley Mortgage Loan Trust                               1,589,032     1,592,075
Series 2006-3AR, Class 2A3, 5.92%,
3/25/36, (a)

Nomura Asset Acceptance Corp. Series                               750,000       739,936
                                                                             -----------
2006-AP1, Class A2, 5.515%, 2/25/36

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,193,776)                    9,072,701
                                                                             -----------

Commercial Mortgage Backed Securities - 9.4%

Banc of America Commercial Mortgage,                               760,000       763,814
Inc. Series 2006-3, Class A4, 5.89%, 7/10/44

Citigroup Commercial Mortgage Trust                                850,000       852,050
Series 2006-C4, Class AM, 5.72%, 3/20/49

Commercial Mortgage Pass-Through                                 1,053,684     1,053,859
Certificate Series 2005-FL11, Class A1,
5.52%, 11/15/17, (a) (b) (f)

DLJ Mortgage Acceptance Corp. IO                                   371,193         2,827
Series 1997-CF1, Class S, 0.92%,
5/15/30, (a) (b) (c)

GE Capital Commercial Mortgage Corp.                               600,000       579,213
Series 2005-C1, Class A2, 4.35%, 6/10/48

GMAC Commercial Mortgage                                            87,572         1,962
Securities, Inc. IO Series 1996-C1, Class
X2, 3.14%, 10/15/28, (a) (c)

Greenwich Capital Commercial Funding                             1,260,000     1,216,945
Corp. Series 2005-GG3, Class A2,

4.305%, 8/10/42

Greenwich Capital Commercial Funding                             1,000,000     1,020,118
Corp. Series 2006-GG7, Class A4,
6.11%, 6/10/16

GS Mortgage Securities Corp. IO Series                             362,618         2,614
1997-GL, Class X2, 0.90%, 7/13/30, (a) (c)

J.P. Morgan Chase Commercial                                       850,000       864,971
Mortgage Securities Corp. Series
2006-LDP7, Class A4, 5.875%, 4/15/45

LB-UBS Commercial Mortgage Trust                                    58,361        59,163
Series 2000-C3, Class A1, 7.95%, 7/15/09

LB-UBS Commercial Mortgage Trust                                 1,300,000     1,249,164
Series 2006-C1, Class A4, 5.16%, 2/15/31

Morgan Stanley Capital I Series                                  1,000,000     1,004,678
2006-IQ11, Class AM, 5.78%, 10/15/42

Morgan Stanley Capital I Series                                  1,480,000     1,423,476
                                                                             -----------
2006-T21, Class A4, 5.16%, 10/12/52

TOTAL COMMERCIAL MORTGAGE BACKED SECURTIES (Cost $10,152,169)                 10,094,854
                                                                             -----------

Foreign Bonds** - 0.6%

Iceland - 0.2%

Housing Finance Fund, 3.75%, 2/15/24                            19,537,785       253,787
                                                                             -----------

Mexico - 0.4%

General Electric Capital Corp., 9.50%, 8/4/10                    3,800,000       352,763
                                                                             -----------

TOTAL FOREIGN BONDS** (Cost $603,956)                                            606,550
                                                                             -----------

Investment Companies - 1.0%

HSBC Investor Money Market Fund                                  1,071,175     1,071,175
                                                                             -----------
Class I Shares, * (f)

TOTAL INVESTMENT COMPANIES (Cost $1,071,175)                                   1,071,175
                                                                             -----------

TOTAL INVESTMENTS (Cost $117,583,398) - 108.7%                               117,155,466
                                                                             ===========

----------
Percentages indicated are based on net assets at July 31, 2006.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report, represents the rates that were in effect on July 31, 2006. The maturity dates presented reflect the final maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The interest rate presented represents the rates that were in effect on July 31, 2006. The principal amount shown is the notional amount of the underlying mortgages.

(d) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The investment manager, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.03% of net assets.

(e)   Security was fair valued (See note 2) as of July 31, 2006.

(f)   Security considered collateral for TBA transactions.

* Investment in affiliate.

** The principal amount of each security is denominated in the local currency of each respective country.

TBA - Security was traded on a "to be announced" basis.

See notes to Schedules of Portfolio Investments.

HSBC Investor High Yield Fixed Income Portfolio

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)
                                                        Principal
                                                        Amount($)     Value($)
                                                        ---------   -----------
Corporate Obligations - 98.0%

Advertising Services - 3.7%

Iron Mountain, Inc., 8.625%, 4/1/13,                      250,000       255,000
Callable 4/1/06 @ 104.313

R.H. Donnelley Corp., 6.875%,                             100,000        90,750
1/15/13, Callable 1/15/09 @ 103.438

R.H. Donnelley Corp., Series A-2,                          90,000        81,450
6.875%, 1/15/13, Callable 1/15/09 @ 103.438                         -----------

                                                                        427,200
                                                                    -----------
Aerospace/Defense - Equipment - 0.9%

DRS Technologies, Inc., 7.625%,                           100,000        99,750
2/1/18, Callable 2/1/11 @ 103.813                                   -----------

Apparel Manufacturers - 1.6%

Levi Strauss & Co., 8.875%, 4/1/16,                        50,000        48,500
Callable 04/01/11 @ 104.44

Quiksilver, Inc., 6.875%, 4/15/15,                        150,000       138,750
Callable 04/15/10 @ 103.44                                          -----------

                                                                        187,250
                                                                    -----------
Building & Construction Products - 2.6%

Ainsworth Lumber Co. Ltd., 7.25%,                         150,000       117,750
10/1/12, Callable 10/01/08 @ 103.63

Interline Brands, Inc., 8.125%, 6/15/14,                   50,000        50,375
Callable 06/15/10 @ 104.06

Ply Gem Industries, Inc., 9.00%,                          150,000       131,250
2/15/12, Callable 2/18/08 @ 104.50                                  -----------

                                                                        299,375
                                                                    -----------
Cable Television - 4.2%

Cablevision Systems Corp., 8.00%, 4/15/12                 250,000       247,500

Mediacom LLC, 7.875%, 2/15/11,                            250,000       240,625
Callable 2/15/06 @ 103.938                                          -----------

                                                                        488,125
                                                                    -----------
Chemicals - 3.6%

JohnsonDiversey, Inc., 9.625%, 5/15/12,                   250,000       247,500
Callable 5/15/07 @ 104.813

Millennium America, Inc., 9.25%, 6/15/08                   25,000        25,563

PQ Corp., 7.50%, 2/15/13, Callable                        150,000       144,000
02/15/09 @ 103.75                                                   -----------

                                                                        417,063
                                                                    -----------
Computer Software - 0.4%

Activant Solutions Holdings, Inc.,                         50,000        47,250
9.50%, 5/1/16, Callable 5/1/11 @ 104.75 (a)                         -----------

Consumer Manufacturing - 0.4%

Libbey Glass, Inc., 12.435%, 6/1/11,                       25,000        24,500
Callable 06/01/2008 @ 107.50 (a) (b)

Nutro Products, Inc., 10.75%, 4/15/14,                     25,000        26,063
Callable 4/15/09 @ 108.063 (a)                                      -----------

                                                                         50,563
                                                                    -----------
Distribution & Wholesale - 0.9%

Baker & Taylor, Inc., 11.50%, 7/1/13,                     100,000       100,000
Callable 07/01/10 @ 105.75 (a)                                      -----------

Diversified Operations - 0.9%

Stripes Acquisition LLC/Susser Finance                    100,000       105,000
Corp., 10.625%, 12/15/13, Callable                                  -----------
12/15/2009 @ 105.313 (a)

Electric - 0.5%

AES Corp., 7.75%, 3/1/14                                   60,000        60,600
                                                                    -----------
Energy - 5.3%

CMS Energy Corp., 6.875%, 12/15/15                        100,000        96,000
Copano Energy LLC, 8.125%, 3/1/16,                         80,000        80,400
Callable 3/1/11 @ 104.0625 (a)

Dynegy Holdings, Inc., 8.375%, 5/1/16, (a)                150,000       147,375

Mirant North America LLC, 7.375%,                          50,000        48,063
12/31/13, Callable 12/31/09 @ 103.688 (a)

Williams Cos., 6.375%, 10/1/10, (a)                       250,000       244,687
                                                                    -----------
                                                                        616,525
                                                                    -----------
Finance - 10.8%

Basell AF SCA, 8.375%, 8/15/15,                           250,000       242,812
Callable 8/15/10 @ 104.188 (a)

CCM Merger, Inc., 8.00%, 8/1/13,                          250,000       239,375
Callable 8/1/09 @ 104 (a)

Crystal U.S. Holdings Corp., 0.00%,                       250,000       195,000
10/1/14, Rate set to step up to 10.5% on 10/1/09, Callable 10/01/09 @ 105.25, (c)

Ford Motor Credit Co., 7.375%, 10/28/09                   250,000       235,819

General Motors Accept Corp., 6.875%, 8/28/12              300,000       289,518

Nalco Finance Holdings, Inc., 0.00%,                       75,000        57,375
2/1/14, Rate set to step to 9.0% on                                 -----------
2/2/09, Callable 2/1/09 @ 104.5, (c)

                                                                      1,259,899
                                                                    -----------
Gambling - 7.8%

Greektown Holdings, Inc., 10.75%,                         100,000       105,750
12/1/13, Callable 12/1/10 @ 105.375 (a)

Isle of Capri Casinos, Inc., 7.00%,                       250,000       238,750
3/1/14, Callable 3/1/09 @ 103.50

Kerzner International Ltd., 6.75%,                        250,000       263,125
10/1/15, Callable 10/1/10 @ 103.375

MGM MIRAGE, Inc., 6.75%, 4/1/13, (a)                      100,000        96,000

MTR Gaming Group, Inc., 9.00%,                            100,000       101,500
6/1/12, Callable 06/01/09 @ 104.50 (a)

Pokagon Gaming Authority, 10.375%,                         75,000        78,375
6/15/14, Callable 06/15/10 @ 105.19 (a)

San Pasqual Casino, 8.00%, 9/15/13,                        25,000        25,125
Callable 09/15/09 @ 104.00 (a)                                      -----------

                                                                        908,625
                                                                    -----------
Industrial Manufacturing - 0.8%

TriMas Corp., 9.875%, 6/15/12,                            100,000        92,250
Callable 6/15/07 @ 104.938                                          -----------

Internet Services - 0.4%

Atlantic Broadband Finance, LLC,                           50,000        47,500
9.375%, 1/15/14, Callable 01/15/09 @ 104.69                         -----------

Leisure - 0.9%

AMC Entertainment, Inc., 11.00%,                          100,000       108,000
2/1/16, Callable 02/01/11 @ 105.5                                   -----------

Machinery - Farm - 0.4%

Case New Holland, Inc., 7.125%,                            50,000        48,625
3/1/14, Callable 3/1/10 @ 103.563 (a)                               -----------

Medical - 0.9%

MultiPlan, Inc., 10.375%, 4/15/16,                        100,000       101,000
Callable 4/15/11 @ 105.188 (a)                                      -----------

Metals & Mining - 4.2%

AK Steel Corp., 7.75%, 6/15/12,                           200,000       197,000
Callable 6/15/07 @ 103.875

Gibraltar Industries, Inc., 8.00%,                        150,000       149,250
12/1/15, Callable 12/1/10 @ 104 (a)

International Coal Group, Inc., 10.25%,                    50,000        50,375
7/15/14, Callable 07/15/10 @ 105.13 (a)

Massey Energy, Co., 6.875%, 12/15/13,                     100,000        92,250
Callable 12/15/09 @ 103.44                                          -----------

                                                                        488,875
                                                                    -----------
Oil & Gas - 11.2%

Chaparral Energy, Inc., 8.50%, 12/1/15,                   100,000       100,000
Callable 12/1/10 @ 104.25 (a)

Chesapeake Energy Corp., 6.875%,                          250,000       241,249
1/15/16, Callable 1/15/09 @ 103.438

Clayton Williams Energy, Inc., 7.75%,                     200,000       186,000
8/1/13, Callable 8/1/2009 @ 103.875

Colorado Interstate Gas Co., 6.80%, 11/15/15              150,000       146,075

Compton Petroleum Finance Corp.,                          250,000       240,624
7.625%, 12/1/13, Callable 12/1/09 @ 103.813

El Paso Production Holdings, 7.75%,                       150,000       152,438
6/1/13, Callable 6/1/08 @ 103.875

Inergy LP/Inergy Finance, 8.25%,                          100,000       102,000
3/1/16, Callable 03/01/11 @ 104.13

Pogo Producing Co., 7.875%, 5/1/13,                       100,000       101,750
Callable 05/01/10 @ 103.94 (a)

Swift Energy Co., 7.625%, 7/15/11,                         50,000        50,000
Callable 07/15/08 @ 103.81                                          -----------

                                                                      1,320,136
                                                                    -----------
Packaging & Container Manufacturing - 5.0%

Exopack Holding Corp., 11.25%,                             50,000        50,500
2/1/14, Callable 2/1/10 @ 105.625 (a)

Norampac, Inc., 6.75%, 6/1/13, Callable                   100,000        91,500
06/01/08 @ 103.38

Solo Cup Co., 8.50%, 2/15/14, Callable                    250,000       216,250
2/15/2009 @ 104.25

Stone Container Finance Co. of Canada,                    250,000       222,500
7.375%, 7/15/14, Callable 7/15/09 @ 103.688                         -----------

                                                                        580,750
                                                                    -----------
Paper & Related Products - 4.0%

Abitibi-Consolidated Co. of Canada, 8.375%, 4/1/15        250,000       228,438

Georgia-Pacific Corp., 7.70%, 6/15/15                     250,000       239,375
                                                                    -----------
                                                                        467,813
                                                                    -----------
Pharmacy Services - 0.8%

Omnicare, Inc., 6.75%, 12/15/13,                          100,000        96,375
Callable 12/15/09 @ 103.375                                         -----------

Printing - Commercial - 0.9%

Sheridan Group, Inc., 10.25%, 8/15/11,                    100,000       101,000
Callable 08/15/07 @ 105.12                                          -----------

Publishing - 2.4%

Block Communications, Inc., 8.25%,                         50,000        48,000
12/15/15, Callable 12/15/10 @ 104.125 (a)

Morris Publishing, 7.00%, 8/1/13,                         250,000       236,250
Callable 8/1/08 @ 103.50                                            -----------

                                                                        284,250
                                                                    -----------
Rental - Auto and Equipment - 1.7%

Avis Budget Car Rental, Inc., 7.625%,                     100,000        98,000
5/15/14, Callable 5/15/10 @ 103.81 (a)

Hertz Corp., 8.875%, 1/1/14, Callable                     100,000       104,250
1/1/10 @ 104.44 (a)                                                 -----------

                                                                        202,250
                                                                    -----------
Research and testing services - 0.8%

Cie Gen Geophysique, 7.50%, 5/15/15,                       50,000        48,875
Callable 5/15/10 @ 103.75 (a)

Sensata Technologies BV, 8.00%,                            50,000        48,000
5/1/14, Callable 5/1/10 @ 104 (a)                                   -----------

                                                                         96,875
                                                                    -----------
Restaurants - 2.4%

Dave & Busters. Inc., 11.25%, 3/15/14,                     50,000        48,000
Callable 3/15/10 @ 105.625 (a)

Landry's Restaurants, Inc., 7.50%,                        200,000       185,500
12/15/14, Callable 12/15/09 @ 103.75

NPC International, Inc., 9.50%, 5/1/14,                    50,000        48,000
Callable 5/1/10 @ 104.75 (a)                                        -----------

                                                                        281,500
                                                                    -----------
Retail - 4.5%

K2, Inc., 7.375%, 7/1/14, Callable                        258,000       250,905
7/1/09 @ 103.688

Linens 'n Things, Inc., 11.13%,                            50,000        46,375

1/15/14, Callable 1/15/08 @ 102 (a) (b)

The Jean Coutu Group PJC, Inc.,                           250,000       233,438
8.50%, 8/1/14, Callable 8/1/09 @ 104.25                             -----------

                                                                        530,718
                                                                    -----------
Schools - 0.4%

Education Management LLC, 8.75%,                           25,000        25,063
6/1/14, Callable 06/01/10 @ 104.38 (a)

Education Management LLC, 10.25%,                          25,000        25,250
6/1/16, Callable 06/01/2011 @ 105.13 (a)                            -----------

                                                                         50,313
                                                                    -----------
Telecommunications - 10.7%

Centennial Communications Corp.,                          100,000        99,750
10.00%, 1/1/13, Callable 1/1/09 @ 107.50

Cincinnati Bell, Inc., 8.375%, 1/15/14,                   250,000       244,999
Callable 1/15/09 @ 104.1885

Insight Midwest L.P., 9.75%, 10/1/09,                     250,000       254,999
Callable 10/1/06 @ 101.625

Nordic Telephone Co. Holdings,                             50,000        51,500
8.875%, 5/1/16, Callable 5/1/11 @ 104.438 (a)

NTL Cable plc, 9.125%, 8/15/16,                            75,000        75,938
Callable 08/15/11 @ 104.56

Panamsat Corp., 9.00%, 6/15/16,                            50,000        51,063
Callable 06/15/2011 @ 104.50 (a)

Qwest Corp., 5.625%, 11/15/08                             150,000       147,563
Rural Cellular Corp., 9.75%, 1/15/10,                      50,000        50,125
Callable 1/15/07 @ 103.25

Suncom Wireless Holdings, Inc.,                           150,000       139,875
8.50%, 6/1/13, Callable 06/01/08 @ 104.25

Wind Acquisition Financial SA,                            100,000       107,750
10.75%, 12/1/15, Callable 12/1/10 @ 105.375 (a)

Windstream Corp., 8.625%, 8/1/16,                          25,000        26,000
Callable 08/01/11 @ 104.31 (a)                                      -----------

                                                                      1,249,562
                                                                    -----------

Waste Disposal - 2.0%

Allied Waste North America, Inc.,                         250,000       238,125
7.375%, 4/15/14, Callable 4/15/09 @ 103.688                         -----------

TOTAL CORPORATE OBLIGATIONS (Cost $11,565,494)                       11,453,142
                                                                    -----------

TOTAL INVESTMENTS (Cost $11,565,494) (a) - 98.0%                     11,453,142
                                                                    ===========

----------
Percentages indicated are based on net assets at July 31, 2006.

(a) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report, represents the rates that were in effect on July 31, 2006. The maturity dates presented reflect the final maturity date.

      However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c)   Step Coupon.

See notes to Schedules of Portfolio Investments.

HSBC Investor Growth Portfolio

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                         Shares      Value($)
                                                       ---------   ------------
Common Stocks - 95.3%

Aerospace & Defense - 3.4%

General Dynamics Corp.                                    15,700      1,052,214
The Boeing Co.                                            11,250        870,975
                                                                   ------------
                                                                      1,923,189
                                                                   ------------

Biotechnology - 3.1%

Gilead Sciences, Inc. (a)                                 28,600      1,758,328
                                                                   ------------
Business Services - 2.7%

Paychex, Inc.                                             43,700      1,493,666
                                                                   ------------
Chemicals -3.7%

Monsanto Co.                                              47,800      2,054,922
                                                                   ------------
Computer Software - 7.7%

Adobe Systems, Inc. (a)                                   18,350        523,159
Automatic Data Processing, Inc.                           12,800        560,128
CheckFree Corp. (a)                                       32,750      1,457,375
Electronic Arts, Inc. (a)                                 10,700        504,077
SAP AG ADR                                                27,400      1,250,262
                                                                   ------------
                                                                      4,295,001
                                                                   ------------

Computers - 1.6%

Apple Computer, Inc. (a)                                  13,000        883,480
                                                                   ------------
Consumer Products - 9.8%

Colgate-Palmolive Co.                                     34,400      2,040,608
Harman International Industries, Inc.                      4,100        328,820
PepsiCo, Inc.                                             31,700      2,009,146
The Procter & Gamble Co.                                  19,500      1,095,900
                                                                   ------------
                                                                      5,474,474
                                                                   ------------

Diversified Manufacturing Operations - 7.9%

Caterpillar, Inc.                                         23,550      1,668,989
General Electric Co.                                      63,762      2,084,379
Rockwell Automation, Inc.                                 10,800        669,384
                                                                   ------------
                                                                      4,422,752
                                                                   ------------

Electronic Components & Semiconductors - 4.6%

Broadcom Corp. (a)                                         9,850        236,302
Emerson Electric Co.                                      10,200        804,984
Microchip Technology, Inc.                                47,350      1,527,511
                                                                   ------------
                                                                      2,568,797
                                                                   ------------

Financial Services - 13.0%

Goldman Sachs Group, Inc.                                  9,400      1,435,850
Legg Mason, Inc.                                          13,500      1,126,845
Robert Half International, Inc.                           17,800        576,008
SLM Corp.                                                 49,150      2,472,244
The Chicago Mercantile Exchange Holdings, Inc.             3,700      1,706,440
                                                                   ------------

                                                                      7,317,387
                                                                   ------------

Health Care - 3.3%

DENTSPLY International, Inc.                              23,300        729,290

Medtronic, Inc.                                           22,250      1,124,070
                                                                   ------------
                                                                      1,853,360
                                                                   ------------

Hotels & Lodging - 1.9%

Las Vegas Sands Corp. (a)                                 17,500      1,085,525
                                                                   ------------

Insurance - 1.0%

AFLAC, Inc.                                               12,250        540,715
                                                                   ------------

Internet Related - 4.2%

Google, Inc., Class A (a)                                  6,100      2,358,260
                                                                   ------------

Oil & Gas - 8.7%

Schlumberger Ltd.                                         37,550      2,510,218
Smith International, Inc.                                 52,500      2,339,925
                                                                   ------------
                                                                      4,850,143
                                                                   ------------

Pharmaceuticals - 8.0%

Abbott Laboratories                                        9,600        458,592
Alcon, Inc.                                                4,350        480,327
Allergan, Inc.                                             8,700        938,295
Genentech, Inc. (a)                                       24,479      1,978,392
Johnson & Johnson                                         10,050        628,628
                                                                   ------------
                                                                      4,484,234
                                                                   ------------

Restaurants - 0.7%

Starbucks Corp. (a)                                       12,200        417,972
                                                                   ------------

Retail - 3.9%

Walgreen Co.                                              46,617      2,180,743
                                                                   ------------
Telecommunications - 3.8%

Cisco Systems, Inc. (a)                                   90,150      1,609,178
QUALCOMM, Inc.                                            14,350        505,981
                                                                   ------------
                                                                      2,115,159
                                                                   ------------

Transportation - 2.3%

Expeditors International of Washington, Inc.              28,900      1,314,083
                                                                   ------------

TOTAL COMMON STOCKS (Cost $49,739,216)                               53,392,190
                                                                   ------------

Investment Companies - 6.1%

HSBC Investor Money Market Fund                        3,429,699      3,429,699
                                                                   ------------
Class I Shares *

TOTAL INVESTMENT COMPANIES (Cost $3,429,699)                          3,429,699
                                                                   ------------

TOTAL INVESTMENTS (Cost $53,168,915) - 101.4%                        56,821,889
                                                                   ============

----------
Percentages indicated are based on net assets at July 31, 2006.

(a) Represents non-income producing security.

* Investment in affiliate.

ADR - American Depositary Receipt

See notes to Schedules of Portfolio Investments.

HSBC Investor Value Portfolio

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                         Shares      Value($)
                                                       ---------   ------------

Common Stocks - 97.6%

Aerospace & Defense - 7.5%

Lockheed Martin Corp.                                     19,400      1,545,792
Northrop Grumman Corp.                                    28,600      1,893,034
Raytheon Co.                                              28,300      1,275,481
                                                                   ------------
                                                                      4,714,307
                                                                   ------------

Banking - 4.9%

Bank of America Corp.                                     23,600      1,216,108
Wells Fargo & Co.                                         25,800      1,866,372
                                                                   ------------
                                                                      3,082,480
                                                                   ------------

Business Services - 2.8%

Pitney Bowes, Inc.                                        42,100      1,739,572
                                                                   ------------
Computer Software - 5.8%

CA, Inc.                                                 110,800      2,322,368
Microsoft Corp.                                           54,300      1,306,458
                                                                   ------------
                                                                      3,628,826
                                                                   ------------

Conglomerates - 2.0%

Loews Corp.                                               33,600      1,245,216
                                                                   ------------

Consumer Products - 7.9%

Altria Group, Inc.                                        35,700      2,854,929
Kimberly-Clark Corp.                                      27,000      1,648,350
Tyson Foods, Inc., Class A                                34,200        483,930
                                                                   ------------
                                                                      4,987,209
                                                                   ------------

Diversified Manufacturing Operations - 1.7%

Ingersoll-Rand Co., Class A                               29,800      1,066,840
                                                                   ------------
Electronic Components & Semiconductors - 1.1%

Agilent Technologies, Inc. (a)                            24,564        698,600
                                                                   ------------
Financial Services - 16.5%

Citigroup, Inc.                                           36,707      1,773,315
Countrywide Financial Corp.                               76,600      2,744,578
Fannie Mae                                                41,500      1,988,265
Genworth Financial, Inc., Class A                         50,900      1,745,870
J.P. Morgan Chase & Co.                                   34,150      1,557,923
MGIC Investment Corp.                                     11,800        671,538
                                                                   ------------
                                                                     10,481,489
                                                                   ------------

Gas & Electric Utility - 2.1%

Dominion Resources, Inc.                                  17,000      1,334,160
                                                                   ------------
Insurance - 6.6%

Aetna, Inc.                                               16,600        522,734
AON Corp.                                                 26,900        920,787
Radian Group, Inc.                                        17,400      1,070,622
The Hartford Financial Services Group, Inc.               19,200      1,628,928
                                                                   ------------
                                                                      4,143,071
                                                                   ------------

Media - 6.6%

CBS Corp., Class B                                        33,050        906,562
Liberty Media Capital Group (a)                            5,017        409,437

Liberty Media Interactive Group (a)                       37,087        610,823
Viacom Inc., Class B (a)                                  63,800      2,223,430
                                                                   ------------
                                                                      4,150,252
                                                                   ------------

Metals & Mining - 5.2%

Barrick Gold Corp.                                        62,700      1,931,160
POSCO ADR                                                 11,800        728,532
Rio Tinto PLC ADR                                          2,900        605,781
                                                                   ------------
                                                                      3,265,473
                                                                   ------------

Oil & Gas - 13.9%

ConocoPhillips                                            16,271      1,116,841
Kerr-McGee Corp.                                          61,178      4,294,696
Noble Energy, Inc.                                        65,500      3,314,955
                                                                   ------------
                                                                      8,726,492
                                                                   ------------

Paper Products - 1.5%

International Paper Co.                                   26,800        920,044
                                                                   ------------

Telecommunications - 9.7%

AT&T, Inc.                                                44,900      1,346,551
BellSouth Corp.                                           21,050        824,529
Comcast Corp., Special Class A (a)                        42,300      1,450,044
Motorola, Inc.                                            70,200      1,597,752
Sprint Nextel Corp.                                       45,600        902,880
                                                                   ------------
                                                                      6,121,756
                                                                   ------------

Transportation - 1.8%

Union Pacific Corp.                                       13,200      1,122,000
                                                                   ------------

TOTAL COMMON STOCKS (Cost $49,796,339)                               61,427,787
                                                                   ------------

Investment Companies - 2.4%

HSBC Investor Money Market Fund                        1,519,811      1,519,811
                                                                   ------------
Class I Shares *

TOTAL INVESTMENT COMPANIES (Cost $1,519,811)                          1,519,811
                                                                   ------------

TOTAL INVESTMENTS (Cost $51,316,150) - 100.0%                        62,947,598
                                                                   ============

----------
Percentages indicated are based on net assets at July 31, 2006.

(a) Represents non-income producing security.

* Investment in Affiliate

ADR - American Depository Receipt

See notes to Schedules of Portfolio Investments.

HSBC Investor International Equity Portfolio

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                    Shares      Value($)
                                                                  ---------   -----------
Common Stocks - 97.3%
Australia - 0.5%

Macquarie Airports                                                  699,400     1,650,299
                                                                              -----------

Austria - 0.4%

Omv AG                                                               20,500     1,257,293
                                                                              -----------

Belgium - 1.3%

Fortis                                                               73,000     2,593,823
KBC Bankverzekeringsholding                                          11,300     1,231,085
                                                                              -----------
                                                                                3,824,908
                                                                              -----------

Brazil - 1.7%

Gerdau SA ADR                                                        75,150     1,170,086
Petroleo Brasileiro SA ADR                                           27,700     2,294,668
Unibanco ADR                                                          8,100       561,897
Usinas Siderurgicas de Minas Gerais SA                               30,200     1,041,858
                                                                              -----------

                                                                                5,068,509
                                                                              -----------

Canada - 3.6%

Canadian Natural Resources                                           43,400     2,305,408
EnCana Corp.                                                         30,000     1,618,526
ING Canada, Inc.                                                     43,500     2,086,570
IPSCO, Inc.                                                          16,400     1,547,520
Nexen, Inc.                                                          20,000     1,170,232
Teck Cominco Ltd., B shares                                          32,300     2,138,298
                                                                              -----------
                                                                               10,866,554
                                                                              -----------

China - 0.1%

China Petroleum & Chemical Corp.                                    592,000       332,195
                                                                              -----------

Finland - 0.5%

Sampo OYJ, Class A                                                   77,000     1,452,552
                                                                              -----------

France - 12.3%

Arkema, Inc. (a)                                                      2,470        95,713
Assurances Generales de France                                       36,800     4,446,306
BNP Paribas SA                                                       47,380     4,611,163
Credit Agricole SA                                                   89,990     3,617,024
Renault SA                                                           55,300     6,042,346
Sanofi-Aventis                                                       57,800     5,496,079
Societe Generale                                                     33,700     5,027,281
Thomson SA                                                           58,900       989,240
Total SA, B Shares                                                   98,800     6,719,500
                                                                              -----------
                                                                               37,044,652
                                                                              -----------

Germany - 9.9%

Allianz AG                                                            9,300     1,460,400
Continental AG                                                       51,400     5,271,558
Deutsche Lufthansa AG                                               162,600     3,034,109
E.ON AG                                                              41,000     4,948,529
Fresenius Medical Care AG                                            11,800     1,422,553
MAN AG                                                               66,000     4,779,555

Muenchener                                                           28,600     3,940,646
Rueckversicherungs-Gesellschaft AG
RWE AG                                                               44,500     3,901,764
TUI AG                                                               41,500       844,884
                                                                              -----------
                                                                               29,603,998
                                                                              -----------

Hong Kong - 0.2%

China Netcom Group Corp. (Hong Kong), Ltd.                          114,000       207,756
Sino Land Co., Ltd.                                                 312,695       527,201
                                                                              -----------
                                                                                  734,957
                                                                              -----------

Hungary - 0.4%

MOL Magyar Olaj - es Gazipari Rt. GDR                                 9,600     1,058,880
                                                                              -----------

Israel - 0.4%

Bank Hapoalim BM                                                    286,600     1,282,923
                                                                              -----------

Italy - 2.4%

Buzzi Unicem SpA                                                     91,400     2,086,081
ENI SpA                                                             166,500     5,105,836
                                                                              -----------
                                                                                7,191,917
                                                                              -----------

Japan - 25.9%

Alps Electric Co., Ltd.                                              55,000       680,843
Canon, Inc.                                                         106,050     5,097,579
East Japan Railway Co.                                                  195     1,451,060
EDION Corp.                                                          67,800     1,271,657
Hitachi, Ltd.                                                       144,000       922,062
Honda Motor Co., Ltd.                                                47,000     1,549,856
ITOCHU Corp.                                                        317,000     2,856,678
Japan Tobacco, Inc.                                                   1,200     4,595,656
JFE Holdings, Inc.                                                  140,100     5,597,645
Kobe Steel, Ltd.                                                    958,000     2,891,634
Kyocera Corp.                                                        11,400       933,839
Leopalace21 Corp.                                                    24,900       871,055
Mitsubishi Corp.                                                    129,000     2,644,596
Mitsubishi UFJ Financial Group, Inc.                                    172     2,430,777
Mitsui & Co., Ltd.                                                  171,000     2,606,098
Mitsui Chemicals, Inc.                                              417,000     2,619,210
Mitsui O.S.K. Lines, Ltd.                                           451,000     2,974,405
Nippon Mining Holdings, Inc.                                        360,000     3,046,323
Nippon Telegraph & Telephone Corp.                                      728     3,804,170
Nissan Motor Co., Ltd.                                              225,100     2,427,145
ORIX Corp.                                                           19,300     5,059,452
Sony Corp.                                                           12,510       576,226
Sumitomo Heavy Industries, Ltd.                                     163,000     1,416,278
Sumitomo Metal Industries, Ltd.                                     294,000     1,174,666
Sumitomo Mitsui Financial Group, Inc.                                   598     6,364,476
The Tokyo Electric Power Co., Inc.                                   90,600     2,434,337
Tokyo Gas Co., Ltd.                                                 293,000     1,456,948
Toyota Motor Corp.                                                  123,900     6,550,064
UNY Co., Ltd.                                                        90,000     1,293,117
                                                                              -----------
                                                                               77,597,852
                                                                              -----------

Luxembourg - 1.1%

Arcelor                                                              63,680     3,395,627
                                                                              -----------

Netherlands - 5.9%

ABN AMRO Holding NV                                                  94,851     2,625,193
European Aeronautic Defence and Space Co.                           125,160     3,604,728
ING Groep NV                                                        190,468     7,731,013

Koninklijke Philips Electronics NV                                   73,170     2,415,761
Royal Dutch Shell plc, A Shares                                      33,600     1,187,432
                                                                              -----------
                                                                               17,564,127
                                                                              -----------

Phillipines - 0.3%

Philippine Long Distance Telephone Co.                               21,000       845,227
                                                                              -----------

Singapore - 0.6%

Flextronics International, Ltd. (a)                                 162,400     1,841,616
                                                                              -----------

South Africa - 1.1%

Sanlam, Ltd.                                                        554,040     1,227,347
Sasol, Ltd.                                                          26,800       966,102
Standard Bank Group, Ltd.                                            59,000       650,100
Tiger Brands, Ltd.                                                   20,800       449,976
                                                                              -----------
                                                                                3,293,525
                                                                              -----------

South Korea - 1.5%

Industrial Bank of Korea GDR                                         88,300     1,592,049
Kookmin Bank ADR                                                     14,600     1,259,104
POSCO ADR                                                            29,000     1,790,460
                                                                              -----------
                                                                                4,641,613
                                                                              -----------

Spain - 2.5%

Endesa SA                                                            93,600     3,199,060
Repsol YPF SA                                                       155,000     4,355,267
                                                                              -----------
                                                                                7,554,327
                                                                              -----------

Switzerland - 1.8%

Credit Suisse Group                                                  81,100     4,545,476
Novartis AG                                                          13,460       764,798
                                                                              -----------
                                                                                5,310,274
                                                                              -----------

Taiwan - 0.9%

China Steel Corp. GDR                                                37,746       605,453
Compal Electronics, Inc. GDR                                        222,840     1,009,466
Gigabyte Technology Co., Ltd.                                       270,112       162,688
Taiwan Semiconductor Manufacturing Co., Ltd.                        505,870       847,550
                                                                              -----------
                                                                                2,625,157
                                                                              -----------

Thailand - 0.2%

PTT Public Company Ltd. plc                                         121,400       699,213
                                                                              -----------

United Kingdom - 21.8%

AstraZeneca plc                                                      61,200     3,736,768
Aviva plc                                                           346,270     4,643,752
Barclays plc                                                        410,200     4,811,550
BHP Billiton plc                                                     47,100       892,049
BP Amoco plc                                                        255,100     3,073,264
British Aerospace plc                                               485,500     3,239,599
British American Tobacco plc                                        163,600     4,409,399
Friends Provident plc                                               782,500     2,660,024
George Wimpey plc                                                   244,600     2,192,943
HBOS plc                                                            260,121     4,734,640
Mitchells & Butlers plc                                             119,800     1,185,939
Punch Taverns plc                                                   185,000     3,040,774
Royal & Sun Alliance Insurance Group plc                            752,249     1,879,253
Royal Bank of Scotland Group plc                                    169,100     5,502,011
Royal Dutch Shell plc, B Shares                                      45,973     1,692,463
Sainsbury plc                                                       410,062     2,696,013
Taylor Woodrow plc                                                  361,600     2,325,049
Vodafone Group plc                                                2,512,959     5,456,424
Whitbread plc                                                       123,420     2,856,187

Xstrata plc                                                          96,000     4,118,717
                                                                              -----------
                                                                               65,146,818
                                                                              -----------
TOTAL COMMON STOCKS (Cost $217,261,602)                                       291,885,013
                                                                              -----------

Repurchase Agreements - 0.9%

Investors Bank & Trust, 3.60%,                                    2,793,176     2,793,176
purchased on 7/31/06, due 8/1/06 with a                                       -----------
maturity value of $2,793,455
(Collateralized fully by various U.S.
Government Obligations)

TOTAL REPURCHASE AGREEMENTS (Cost $2,793,176)                                   2,793,176
                                                                              -----------

Rights & Warrants - 0.0%

United Kingdom - 0.0%

TI Automotive Ltd., Class A (a) (b)                                 190,000             0
                                                                              -----------

TOTAL RIGHTS & WARRANTS (Cost $0)                                                       0
                                                                              -----------

TOTAL INVESTMENTS (Cost $220,054,778) - 98.2%                                 294,678,189
                                                                              ===========

----------
Percentages indicated are based on net assets at July 31, 2006.

(a) Represents non-income producing security.

(b) Represents illiquid security.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

See notes to Schedules of Portfolio Investments.

At July 31, 2006 the HSBC Investor International Equity Portfolio was invested in the following industries.

Schedule Portfolio Investments - July 31, 2006

Industry                                 Percent of Net Assets
-----------------                        ---------------------
Aerospace & Defense                               2.3%
Automotive                                        7.3%
Banking & Financial Services                     22.1%
Building & Construction                           2.5%
Chemicals                                         0.9%
Computer Related                                  0.4%
Drugs - Medical                                   3.8%
Electrical                                        3.8%
Electronic Components & Semiconductors            2.7%
Food & Beverage                                   1.1%
Insurance                                         7.9%
Manufacturing                                     5.6%
Metals & Mining                                   8.8%
Multimedia                                        0.3%
Oil & Gas                                        14.7%
Real Estate                                       0.2%
Repurchase Agreement                              0.9%
Retail                                            3.2%
Telecommunications                                3.4%
Tobacco                                           3.0%
Tourism                                           0.3%
Transportation Services                           3.0%
                                         ---------------------
Total Investments                                98.2%
                                         =====================

HSBC Investor Small Cap Equity Portfolio

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                    Shares      Value($)
                                                                  ---------   -----------
Common Stocks - 95.8%

Advertising - 1.5%

Monster Worldwide, Inc. (a)                                          86,200     3,448,000
                                                                              -----------

Aerospace & Defense - 0.7%

Hexcel Corp. (a)                                                    110,000     1,580,700
                                                                              -----------

Banking - 3.3%

East West Bancorp, Inc.                                             104,100     4,200,435
Wintrust Financial Corp.                                             67,300     3,231,073
                                                                              -----------
                                                                                7,431,508
                                                                              -----------

Biotechnology - 2.1%

Celgene Corp. (a)                                                   100,100     4,793,789
                                                                              -----------

Commercial Services - 4.2%

Alliance Data Systems Corp. (a)                                      93,500     4,798,420
Schawk, Inc., Class A                                               104,600     1,732,176
Sotheby's Holdings, Inc. (a)                                        103,600     2,862,468
                                                                              -----------
                                                                                9,393,064
                                                                              -----------

Computer Software - 7.7%

Activision, Inc. (a)                                                 60,000       717,000
CheckFree Corp. (a)                                                  56,700     2,523,150
Satyam Computer Services Ltd. ADR                                    94,400     3,327,600
Sina Corp. (a)                                                       81,600     1,742,976
SRA International, Inc., Class A (a)                                146,900     3,553,511
Transaction Systems Architects, Inc.,                               147,300     5,453,046
                                                                              -----------
Class A (a)
                                                                               17,317,283
                                                                              -----------

Consulting Services - 0.2%

LECG Corp. (a)                                                       19,800       364,716
                                                                              -----------

Consumer Products - 0.8%

Jarden Corp. (a)                                                     62,000     1,797,380
                                                                              -----------

Diversified Manufacturing Operations - 7.3%

Actuant Corp., Class A                                               41,200     1,813,212
AMETEK, Inc.                                                        154,900     6,570,858
AptarGroup, Inc.                                                     42,000     2,163,000
IDEX Corp.                                                          134,000     5,822,300
                                                                              -----------
                                                                               16,369,370
                                                                              -----------

Education - 1.5%

Corinthian Colleges, Inc. (a)                                       251,700     3,377,814
                                                                              -----------

Electronic Components & Semiconductors - 10.8%

Atmel Corp. (a)                                                     484,100     2,318,839
ATMI, Inc. (a)                                                      101,400     2,694,198
Cognos, Inc. (a)                                                    190,400     5,950,000
Integrated Device Technology, Inc. (a)                              242,800     3,756,116
Thermo Electron Corp. (a)                                           142,000     5,255,420
Varian Semiconductor Equipment                                      136,750     4,334,975
                                                                              -----------
Associates, Inc. (a)
                                                                               24,309,548
                                                                              -----------

Environmental Services - 1.7%

Waste Connections, Inc. (a)                                         101,700     3,801,546
                                                                              -----------

Financial Services - 3.9%

Affiliated Managers Group, Inc. (a)                                  59,200     5,419,760
eFunds Corp. (a)                                                    164,100     3,451,023
                                                                              -----------
                                                                                8,870,783
                                                                              -----------

Health Care - 14.0%

Advanced Medical Optics, Inc. (a)                                    52,600     2,590,550
Charles River Laboratories International, Inc. (a)                   43,900     1,558,450
CYTYC Corp. (a)                                                     120,800     2,971,680
Manor Care, Inc.                                                    150,100     7,512,505
Omnicare, Inc.                                                      115,500     5,227,530
Respironics, Inc. (a)                                               210,300     7,482,474
Ventana Medical Systems (a)                                          86,600     4,036,426
                                                                              -----------
                                                                               31,379,615
                                                                              -----------

Hospitals - 1.6%

Triad Hospitals, Inc. (a)                                            89,400     3,483,918
                                                                              -----------

Hotels & Lodging - 1.1%

Strategic Hotels and Resorts, Inc.                                  119,900     2,392,005
                                                                              -----------

Media - 2.7%

Dreamworks Animation SKG, Inc. (a)                                   94,600     1,980,924
Meredith Corp.                                                       88,000     4,156,240
                                                                              -----------
                                                                                6,137,164
                                                                              -----------

Oil & Gas - 9.7%

Chesapeake Energy Corp.                                             102,500     3,372,250
Consol Energy, Inc.                                                  85,200     3,506,832
Denbury Resources, Inc. (a)                                         161,600     5,602,672
Massey Energy Co.                                                   146,900     3,925,168
Peabody Energy Corp.                                                 25,400     1,267,460
Smith International, Inc.                                            91,700     4,087,069
                                                                              -----------
                                                                               21,761,451
                                                                              -----------

Pharmaceuticals - 9.5%

Alexion Pharmaceuticals, Inc. (a)                                    67,504     2,319,437
Elan Corp. PLC ADR (a)                                              434,000     6,657,560
MGI Pharma, Inc. (a)                                                210,900     3,081,249
OSI Pharmaceuticals, Inc. (a)                                       215,000     7,178,850
Santarus, Inc. (a)                                                  380,600     2,108,524
                                                                              -----------
                                                                               21,345,620
                                                                              -----------

Real Estate - 0.3%

Northstar Realty Finance Corp.                                       61,400       740,484
                                                                              -----------

Retail - 6.5%

Advance Auto Parts, Inc.                                            120,100     3,635,427
Dick's Sporting Goods, Inc. (a)                                     104,800     3,815,768
P.F. Chang's China Bistro, Inc. (a)                                  38,600     1,166,878
PETsMART, Inc.                                                      142,800     3,364,368
Williams-Sonoma, Inc.                                                80,700     2,566,260
                                                                              -----------
                                                                               14,548,701
                                                                              -----------

Telecommunications - 2.8%

Comverse Technology, Inc. (a)                                        55,700     1,079,466
Polycom, Inc. (a)                                                   234,400     5,203,680
                                                                              -----------
                                                                                6,283,146
                                                                              -----------

Transportation - 1.9%

J.B. Hunt Transport Services, Inc.                                  208,200     4,282,674
                                                                              -----------
TOTAL COMMON STOCKS (Cost $188,199,375)                                       215,210,279
                                                                              -----------

Investment Companies - 3.3%

HSBC Investor Money Market Fund                                   7,456,308     7,456,308
                                                                              -----------
Class I Shares *

TOTAL INVESTMENT COMPANIES (Cost $7,456,308)                                    7,456,308
                                                                              -----------

TOTAL INVESTMENTS (Cost $195,655,683) - 99.1%                                 222,666,587
                                                                              ===========

----------
Percentages indicated are based on net assets at July 31, 2006.

(a) Represents non-income producing security.

* Investment in Affiliate

ADR - American Depository Receipt

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments (Unaudited)            July 31, 2006

      1. Organization:

The HSBC Investor Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust contains the following funds:

Fund                                                         Short Name
----                                                         ----------
HSBC Investor Intermediate Duration Fixed Income Fund        Intermediate  Duration  Fixed Income Fund
HSBC Investor Core Plus Fixed Income Fund                    Core Plus Fixed Income Fund
HSBC Investor High Yield Fixed Income Fund                   High Yield Fixed Income Fund
HSBC Investor Growth Fund                                    Growth Fund
HSBC Investor Value Fund                                     Value Fund
HSBC Investor Overseas Equity Fund                           Overseas Equity Fund
HSBC Investor Opportunity Fund                               Opportunity Fund
(Individually a "Feeder Fund", collectively the "Feeder
Funds")

HSBC Investor Aggressive Growth Strategy Fund                Aggressive Growth Fund
HSBC Investor Growth Strategy Fund                           Growth Strategy Fund
HSBC Investor Moderate Growth Strategy Fund                  Moderate Growth Fund
HSBC Investor Conservative Growth Strategy Fund              Conservative Growth Fund
HSBC Investor Conservative Income Strategy Fund              Conservative Income Fund
(Individually a "Lifeline Fund", collectively the
"Lifeline Funds")

HSBC Investor New York Tax-Free Bond Fund                    New York Tax-Free Bond Fund
HSBC Investor Growth and Income Fund                         Growth and Income Fund
HSBC Investor Mid-Cap Fund                                   Mid-Cap Fund
(Individually a "Variable Direct Fund", collectively the
"Variable Direct Funds")

HSBC Investor Money Market Fund                              Money Market Fund
HSBC Investor U.S. Government Money Market Fund              U.S. Government Money Market Fund
HSBC Investor Tax-Free Money Market Fund                     Tax-Free Money Market Fund
HSBC Investor New York Tax-Free Money Market Fund            N.Y. Tax-Free Money Market Fund
HSBC Investor U.S. Treasury Money Market Fund                U.S. Treasury Money Market Fund
HSBC Investor California Tax-Free Money Market Fund          California Tax-Free Money Market Fund
(Individually a "Money Market Fund", collectively the
"Money Market Funds")

The Feeder Funds, Lifeline Funds, Variable Direct Funds and Money Market Funds are collectively referred to as the "Funds".

The HSBC Investor Portfolios (the "Portfolio Trust"), is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following (individually a "Portfolio", collectively the "Portfolios"):

Portfolio                                                    Short Name
---------                                                    ----------
HSBC Investor Intermediate Duration Fixed Income Portfolio   Intermediate Duration Fixed Income Portfolio
HSBC Investor Core Plus Fixed Income Portfolio               Core Plus Fixed Income Portfolio
HSBC Investor High Yield Fixed Income Portfolio              High Yield Fixed Income Portfolio
HSBC Investor Growth Portfolio                               Growth Portfolio
HSBC Investor Value Portfolio                                Value Portfolio
HSBC Investor International Equity Portfolio                 International Equity Portfolio
HSBC Investor Small Cap Equity Portfolio                     Small Cap Equity Portfolio

The Feeder Funds utilize the master feeder fund structure and seek to achieve their investment objectives by investing all their investable assets in their Respective Portfolios (as defined below):

                                                                                         Proportionate
                                                                                          Interest on
Feeder Fund                               Respective Portfolio                           July 31, 2006
-----------                               --------------------                           -------------
Intermediate Duration Fixed Income Fund   Intermediate Duration Fixed Income Portfolio       94.0%
Core Plus Fixed Income Fund               Core Plus Fixed Income Portfolio                   16.2%
High Yield Fixed Income Fund              High Yield Fixed Income Portfolio                  78.0%
Growth Fund                               Growth Portfolio                                   66.8%
Value Fund                                Value Portfolio                                    68.3%
Overseas Equity Fund                      International Equity Portfolio                      8.4%
Opportunity Fund                          Small Cap Equity Portfolio                         12.5%

The Lifeline Funds utilize the master feeder fund structure and seek to achieve their investment objectives by investing substantially all their investable assets in their Respective Portfolios and the HSBC Investor Money Market Fund, per the following schedules:

                       Lifeline Funds Portfolio Weightings

                                     Aggressive    Growth
Respective Portfolios and Money        Growth     Strategy     Moderate    Conservative   Conservative
Market Fund                             Fund        Fund     Growth Fund   Growth Fund     Income Fund
----------------------------------   ----------   --------   -----------   ------------   ------------
Growth Portfolio                          21%        21%          19%           15%             8%
Value Portfolio                           21%        21%          18%           14%             8%
Small Cap Equity Portfolio                34%        20%          11%            4%          None
International Equity Portfolio            23%        20%          15%           10%             4%
Core Plus Fixed Income Portfolio        None         15%          26%           25%            15%
High Yield Fixed Income Portfolio       None          2%           5%            8%            10%
Intermediate Duration Fixed Income      None       None         None             3%            25%
Portfolio
Money Market Fund                          1%         1%           6%           21%            30%
                                     -----------------------------------------------------------------
Total                                    100%       100%         100%          100%           100%
                                     =================================================================

The Portfolios are diversified series of the Portfolio Trust and, like each Feeder Fund, are open-end management investment companies. The Portfolios' Schedules of Portfolio Investments should be read in conjunction with the Schedules of Portfolio Investments of the Feeder Funds and the Lifeline Funds.

      2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds and the Portfolios in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the Schedules of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

A. Variable Direct Funds

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Funds' Board of Trustees. In addition, specific securities may need to be valued by or at the direction of the Funds' Board of Trustees due to potentially significant events. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

B. Feeder Funds and Lifeline Funds

The Feeder Funds and Lifeline Funds record their investments in their respective Portfolios at fair value. Securities of the Portfolios and the Money Market Fund are recorded at fair value and at amortized cost, respectively, as more fully discussed below.

C. Portfolios

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Portfolio uses fair value pricing, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

D. Money Market Funds

Investments of the Money Market Funds are valued at amortized cost, which approximates market value, except for investments in other money market funds, which are priced at net asset value as reported by such companies. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

Securities Transactions and Related Income:

A. Variable Direct Funds, Portfolios and Money Market Funds

Changes in holdings of portfolio securities are reflected no later than on the first business day following the trade date. However, for financial reporting purpose, portfolio securities are reflected as of the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

B. Feeder Funds and Lifeline Funds

The Feeder Funds and Lifeline Funds record daily their pro-rata income, expenses and realized and unrealized gains and losses derived from their respective Portfolio. In addition, the Feeder Funds and Lifeline Funds accrue their own expenses daily as incurred.

Foreign Currency Translation:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts:

A. Variable Direct Funds and Portfolios

The Variable Direct Funds and the Portfolios may invest in futures contracts for the purpose of hedging existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the affected Variable Direct Fund or Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

Should market conditions move unexpectedly, the Variable Direct Funds and the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Mortgage Dollar Roll Transactions:

The Core Plus Fixed Income Portfolio, The High Yield Fixed Income Portfolio, and The Intermediate Duration Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. Each Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. Each Portfolio may also be compensated by receipt of a commitment fee. When a Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the custodian.

Options:

The Growth and Income Fund and the Mid-Cap Fund may write covered call options against some of the securities in their portfolios provided the securities are listed on a national securities exchange. A call option is "covered" if the Fund owns the underlying securities covered by the call. The premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If the call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining a realized gain or loss.

Repurchase Agreements:

The Funds (except The U.S. Treasury Money Market Fund) and Portfolios may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller under a repurchase agreement is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' or the Portfolios custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment manager based on procedures established by the Board of Trustees of the Trust and the Portfolio Trust. Therefore, not all restricted securities are considered illiquid. At July 31, 2006, the Core Plus Fixed Income Portfolio and Money Market Fund held illiquid securities representing 0.03% and 2.06% of net assets, respectively.

The illiquid securities held as of July 31, 2006 are identified below:

                                         Acquisition   Acquisition    Principal
          Security Name                     Date         Cost ($)    Amount ($)     Value ($)
          -------------                  -----------   -----------   -----------   -----------
Core Plus Fixed Income Portfolio
FHA Weyerhauser, 7.43%, 1/124             3/28/2002         32,250        34,127        34,127
Money Market Fund
Goldman Sachs Group LP, 5.52%, 7/30/07    7/27/2006    100,000,000   100,000,000   100,000,000

Security Loans:

To generate additional income, the Portfolios, the Variable Direct Funds, and the Money Market Funds (except Tax Free Money Market Fund and U.S. Treasury Money Market Fund) (collectively the "Lending Funds"), may lend up to 33 1/3%, except for Small Cap Equity Portfolio which may lend up to 30%, of their respective assets pursuant to agreements requiring the loans to be collateralized by cash, U.S. Government or U.S, Government agency securities, equal at all times to at least 100% of the fair value of the loaned securities. HSBC Bank USA ("HSBC Bank") acts as the securities lending agent for this activity. The Lending Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned, while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily and adjusted, if needed, to provide the required level of collateral. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by HSBC Bank to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of HSBC Bank, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Lending Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. As of July 31, 2006, the Funds did not have any securities on loan.

Federal Income Tax Information:

At July 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                     Net Unrealized
                                                                 Tax Unrealized     Tax Unrealized    Appreciation
Fund Name                                         Tax Cost        Appreciation      (Depreciation)   (Depreciation)
---------                                      ---------------   ---------------   ---------------   ---------------
New York Tax Free Bond                         $    60,948,618   $     1,688,280   $      (134,987)  $     1,553,293
Growth and Income Fund                              37,559,008         8,388,164          (919,705)        7,468,459
Mid-Cap Fund                                        22,082,505         5,307,306          (907,363)        4,400,947
Money Market Fund                                4,857,971,115                 -                 -                 -
U.S. Government Money Market Fund                1,943,187,490                 -                 -                 -
Tax-Free Money Market Fund                          49,536,097                 -                 -                 -
New York Tax-Free Money Market Fund                683,059,541                 -                 -                 -
U.S. Treasury Money Market Fund                    450,193,747                 -            (6,171)           (6,171)
California Tax-Free Money Market Fund              120,972,320                 -                 -                 -
Intermediate Duration Fixed Income Portfolio        21,136,259            46,499          (191,149          (144,650)
Core Plus Fixed Income Portfolio                   117,848,896           243,613          (937,043)         (693,430)
High Yield Fixed Income Portfolio                   11,565,494           114,121          (226,473)         (112,352)
Growth Portfolio                                    53,310,744         5,152,459        (1,641,314)        3,511,145
Value Portfolio                                     51,360,352        13,986,828        (2,399,582)       11,587,246
International Equity Portfolio                     220,371,036        78,159,816        (3,852,663)       74,307,153
Small Cap Equity Portfolio                         197,107,268        37,478,124       (11,918,805)       25,559,319

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Investor Funds

By /s/ Richard A. Fabietti
   -----------------------
        Richard A. Fabietti
        President

Date    9/22/06

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Richard A. Fabietti
   -----------------------
        Richard A. Fabietti
        President

Date    9/22/06

By /s/ Troy A. Sheets
   ------------------
        Troy A. Sheets
        Treasurer

Date    9/22/06